UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                      Date of reporting period: 06/30/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK HOLDINGS
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EMCOR Group, Inc.                                                           0.4%
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Ohio Casualty Corp.                                                         0.4
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Arris Group, Inc.                                                           0.4
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Deluxe Corp.                                                                0.4
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Tenneco, Inc.                                                               0.4
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Chemed Corp.                                                                0.4
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LandAmerica Financial Group, Inc.                                           0.4
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Watson Wyatt & Co. Holdings                                                 0.4
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Infrasource Services, Inc.                                                  0.4
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Priceline.com, Inc.                                                         0.4

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK INDUSTRIES
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Insurance                                                                   6.5%
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Commercial Services & Supplies                                              6.3
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Semiconductors & Semiconductor Equipment                                    4.9
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Specialty Retail                                                            4.1
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Health Care Providers & Services                                            3.6
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Software                                                                    3.6
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Machinery                                                                   3.5
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Chemicals                                                                   3.5
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Real Estate Investment Trusts                                               3.1
--------------------------------------------------------------------------------
Communications Equipment                                                    3.1

Portfolio holdings and allocations are subject to change. Percentages are a s of June 30, 2007, and are based on net assets.

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                   8 | OPPENHEIMER MAIN STREET SMALL CAP FUND

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SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology        19.0%
Consumer Discretionary        18.9
Industrials                   17.3
Financials                    14.6
Health Care                    8.9
Materials                      7.3
Energy                         4.8
Consumer Staples               3.7
Utilities                      3.4
Telecommunication Services     2.1

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2007, and are based on the total market value of common stocks.

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                   9 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JUNE 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended June 30, 2007, Oppenheimer Main Street Small Cap Fund produced total returns that were in line with its benchmark, the Russell 2000 Index, and higher than the median return of the funds reported in its peer group, the Lipper Small Cap-Core category.

      The Fund particularly benefited from its emphasis on stocks with market capitalizations toward the larger end of the small-cap range, including a larger-than-average number of holdings in the mid-cap category. This positioning enabled the Fund to participate more fully in relative strength among mid-cap companies, which generally produced higher returns than all other capitalization categories for the reporting period. The Fund also benefited from its relatively light exposure to micro-cap companies, where returns trailed all of the larger capitalization categories. The Fund was overweight in midcap stocks which helped; however, security selection did not help. In addition, the Fund achieved strong relative performance from its security selections in the small-cap category.

      Our security selection models assigned relatively low rankings to most banks, leading to a generally underweighted position in the financials sector. As a result, the Fund avoided the full brunt of declines in the financials sector's weakest industry group. The Fund also held relatively few real estate investment trusts ("REITS"), which helped support relative performance when REITS produced lackluster results in the wake of strong returns in previous reporting periods.

      Our statistical models found a number of highly ranked opportunities in the materials sector, helping the Fund participate more heavily than its benchmark in the sector's market-leading performance. A slightly overweighted position in the relatively small telecommunications services sector also helped support the Fund's returns. Conversely, the Fund's security selection models proved to be less effective in the information technology area.

      As of the end of the reporting period, the Fund remained tilted toward larger companies. From a sector allocation perspective, the Fund maintained significantly overweighted positions in the consumer discretionary and industrials sectors, and relatively low exposure to the financials and health care areas. As always, the Fund has remained fully invested and committed to our quantitative approach to investing.


                   10 | OPPENHEIMER MAIN STREET SMALL CAP FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2007. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the classes on August 2, 1999. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Index and the Lipper Small-Cap Core Fund Index. The Russell 2000 Index is an unmanaged index of small-capitalization stocks. The Lipper Small-Cap Core Fund category includes the 30 largest mutual funds within the investment category as defined by Lipper. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Small Cap Fund (Class A)
   Russell 2000 Index
   Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Main Street                        Lipper Small-Cap
                 Small Cap Fund (Class A)  Russell 2000 Index    Core Fund Index
08/02/1999              $ 9,425                 $10,000              $10,000
09/30/1999              $ 9,557                 $ 9,632              $ 9,626
12/31/1999              $12,125                 $11,409              $11,450
03/31/2000              $12,994                 $12,217              $12,632
06/30/2000              $13,947                 $11,755              $12,430
09/30/2000              $14,608                 $11,885              $12,779
12/31/2000              $13,356                 $11,064              $12,244
03/31/2001              $12,916                 $10,344              $11,313
06/30/2001              $15,015                 $11,822              $13,051
09/30/2001              $12,756                 $ 9,364              $10,768
12/31/2001              $15,082                 $11,339              $13,117
03/31/2002              $15,562                 $11,791              $13,585
06/30/2002              $15,122                 $10,806              $12,406
09/30/2002              $12,572                 $ 8,493              $10,014
12/31/2002              $12,672                 $ 9,016              $10,594
03/31/2003              $12,162                 $ 8,611              $10,047
06/30/2003              $14,782                 $10,629              $12,113
09/30/2003              $16,123                 $11,593              $12,997
12/31/2003              $18,563                 $13,277              $14,928
03/31/2004              $19,493                 $14,108              $15,838
06/30/2004              $19,523                 $14,175              $16,086
09/30/2004              $19,313                 $13,770              $15,856
12/31/2004              $22,122                 $15,711              $17,669
03/31/2005              $21,494                 $14,872              $17,116
06/30/2005              $22,222                 $15,514              $17,641
09/30/2005              $23,577                 $16,242              $18,693
12/31/2005              $24,335                 $16,426              $19,005
03/31/2006              $27,438                 $18,716              $21,212
06/30/2006              $26,270                 $17,775              $20,202
09/30/2006              $25,739                 $17,853              $19,995
12/31/2006              $27,899                 $19,443              $21,608
03/31/2007              $29,022                 $19,821              $22,287
06/30/2007              $30,599                 $20,697              $23,670

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year 9.78%   5-Year 13.78%   Since Inception (8/2/99) 15.18%


                   12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Small Cap Fund (Class B)
   Russell 2000 Index
   Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Main Street                        Lipper Small-Cap
                Small Cap Fund (Class B)   Russell 2000 Index    Core Fund Index

08/02/1999              $10,000                 $10,000              $10,000
09/30/1999              $10,130                 $ 9,632              $ 9,626
12/31/1999              $12,824                 $11,409              $11,450
03/31/2000              $13,726                 $12,217              $12,632
06/30/2000              $14,708                 $11,755              $12,430
09/30/2000              $15,369                 $11,885              $12,779
12/31/2000              $14,020                 $11,064              $12,244
03/31/2001              $13,531                 $10,344              $11,313
06/30/2001              $15,707                 $11,822              $13,051
09/30/2001              $13,319                 $ 9,364              $10,768
12/31/2001              $15,725                 $11,339              $13,117
03/31/2002              $16,193                 $11,791              $13,585
06/30/2002              $15,704                 $10,806              $12,406
09/30/2002              $13,028                 $ 8,493              $10,014
12/31/2002              $13,113                 $ 9,016              $10,594
03/31/2003              $12,561                 $ 8,611              $10,047
06/30/2003              $15,237                 $10,629              $12,113
09/30/2003              $16,585                 $11,593              $12,997
12/31/2003              $19,049                 $13,277              $14,928
03/31/2004              $19,962                 $14,108              $15,838
06/30/2004              $19,951                 $14,175              $16,086
09/30/2004              $19,707                 $13,770              $15,856
12/31/2004              $22,530                 $15,711              $17,669
03/31/2005              $21,837                 $14,872              $17,116
06/30/2005              $22,541                 $15,514              $17,641
09/30/2005              $23,896                 $16,242              $18,693
12/31/2005              $24,665                 $16,426              $19,005
03/31/2006              $27,809                 $18,716              $21,212
06/30/2006              $26,626                 $17,775              $20,202
09/30/2006              $26,088                 $17,853              $19,995
12/31/2006              $28,277                 $19,443              $21,608
03/31/2007              $29,415                 $19,821              $22,287
06/30/2007              $31,014                 $20,697              $23,670

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year 10.63%   5-Year  14.01%   Since Inception (8/2/99) 15.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B DOES NOT INCLUDE ANY CONTINGENT SALES CHARGES ON REDEMPTION AND USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Small Cap Fund (Class C)
   Russell 2000 Index
   Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Main Street    Russell 2000   Lipper Small-Cap
             Small Cap Fund (Class C)      Index       Core Fund Index

08/02/1999           $ 10,000             $ 10,000         $ 10,000
09/30/1999           $ 10,130             $  9,632         $  9,626
12/31/1999           $ 12,824             $ 11,409         $ 11,450
03/31/2000           $ 13,726             $ 12,217         $ 12,632
06/30/2000           $ 14,708             $ 11,755         $ 12,430
09/30/2000           $ 15,369             $ 11,885         $ 12,779
12/31/2000           $ 14,030             $ 11,064         $ 12,244
03/31/2001           $ 13,541             $ 10,344         $ 11,313
06/30/2001           $ 15,717             $ 11,822         $ 13,051
09/30/2001           $ 13,319             $  9,364         $ 10,768
12/31/2001           $ 15,725             $ 11,339         $ 13,117
03/31/2002           $ 16,192             $ 11,791         $ 13,585
06/30/2002           $ 15,703             $ 10,806         $ 12,406
09/30/2002           $ 13,038             $  8,493         $ 10,014
12/31/2002           $ 13,113             $  9,016         $ 10,594
03/31/2003           $ 12,571             $  8,611         $ 10,047
06/30/2003           $ 15,247             $ 10,629         $ 12,113
09/30/2003           $ 16,595             $ 11,593         $ 12,997
12/31/2003           $ 19,069             $ 13,277         $ 14,928
03/31/2004           $ 19,993             $ 14,108         $ 15,838
06/30/2004           $ 19,982             $ 14,175         $ 16,086
09/30/2004           $ 19,738             $ 13,770         $ 15,856
12/31/2004           $ 22,571             $ 15,711         $ 17,669
03/31/2005           $ 21,890             $ 14,872         $ 17,116
06/30/2005           $ 22,594             $ 15,514         $ 17,641
09/30/2005           $ 23,921             $ 16,242         $ 18,693
12/31/2005           $ 24,646             $ 16,426         $ 19,005
03/31/2006           $ 27,750             $ 18,716         $ 21,212
06/30/2006           $ 26,514             $ 17,775         $ 20,202
09/30/2006           $ 25,933             $ 17,853         $ 19,995
12/31/2006           $ 28,053             $ 19,443         $ 21,608
03/31/2007           $ 29,138             $ 19,821         $ 22,287
06/30/2007           $ 30,670             $ 20,697         $ 23,670

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year 14.68%   5-Year 14.33%   Since Inception (8/2/99) 15.22%


                   14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Small Cap Fund (Class N)
   Russell 2000 Index
   Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Main Street    Russell 2000   Lipper Small-Cap
             Small Cap Fund (Class N)      Index       Core Fund Index

03/01/2001           $ 10,000             $ 10,000         $ 10,000
03/31/2001           $  9,542             $  9,511         $  9,527
06/30/2001           $ 11,086             $ 10,870         $ 10,991
09/30/2001           $  9,409             $  8,610         $  9,068
12/31/2001           $ 11,121             $ 10,426         $ 11,046
03/31/2002           $ 11,469             $ 10,841         $ 11,440
06/30/2002           $ 11,129             $  9,935         $ 10,448
09/30/2002           $  9,258             $  7,809         $  8,433
12/31/2002           $  9,325             $  8,290         $  8,922
03/31/2003           $  8,947             $  7,918         $  8,461
06/30/2003           $ 10,863             $  9,772         $ 10,201
09/30/2003           $ 11,839             $ 10,659         $ 10,945
12/31/2003           $ 13,613             $ 12,207         $ 12,571
03/31/2004           $ 14,286             $ 12,972         $ 13,338
06/30/2004           $ 14,294             $ 13,033         $ 13,546
09/30/2004           $ 14,131             $ 12,661         $ 13,353
12/31/2004           $ 16,178             $ 14,445         $ 14,880
03/31/2005           $ 15,705             $ 13,674         $ 14,414
06/30/2005           $ 16,227             $ 14,264         $ 14,856
09/30/2005           $ 17,198             $ 14,933         $ 15,742
12/31/2005           $ 17,734             $ 15,103         $ 16,004
03/31/2006           $ 19,980             $ 17,208         $ 17,864
06/30/2006           $ 19,115             $ 16,343         $ 17,013
09/30/2006           $ 18,713             $ 16,415         $ 16,838
12/31/2006           $ 20,260             $ 17,877         $ 18,197
03/31/2007           $ 21,065             $ 18,225         $ 18,768
06/30/2007           $ 22,189             $ 19,029         $ 19,933

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 6/30/07

1-Year 15.08%   5-Year 14.80%   Since Inception (3/1/01) 13.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B DOES NOT INCLUDE ANY CONTINGENT SALES CHARGES ON REDEMPTION AND USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Main Street Small Cap Fund (Class Y)
   Russell 2000 Index
   Lipper Small-Cap Core Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Main Street    Russell 2000   Lipper Small-Cap
             Small Cap Fund (Class Y)      Index       Core Fund Index

08/02/1999           $ 10,000             $ 10,000         $ 10,000
09/30/1999           $ 10,140             $  9,632         $  9,626
12/31/1999           $ 12,874             $ 11,409         $ 11,450
03/31/2000           $ 13,816             $ 12,217         $ 12,632
06/30/2000           $ 14,848             $ 11,755         $ 12,430
09/30/2000           $ 15,570             $ 11,885         $ 12,779
12/31/2000           $ 14,240             $ 11,064         $ 12,244
03/31/2001           $ 13,784             $ 10,344         $ 11,313
06/30/2001           $ 16,021             $ 11,822         $ 13,051
09/30/2001           $ 13,625             $  9,364         $ 10,768
12/31/2001           $ 16,135             $ 11,339         $ 13,117
03/31/2002           $ 16,655             $ 11,791         $ 13,585
06/30/2002           $ 16,199             $ 10,806         $ 12,406
09/30/2002           $ 13,504             $  8,493         $ 10,014
12/31/2002           $ 13,632             $  9,016         $ 10,594
03/31/2003           $ 13,101             $  8,611         $ 10,047
06/30/2003           $ 15,944             $ 10,629         $ 12,113
09/30/2003           $ 17,408             $ 11,593         $ 12,997
12/31/2003           $ 20,071             $ 13,277         $ 14,928
03/31/2004           $ 21,100             $ 14,108         $ 15,838
06/30/2004           $ 21,153             $ 14,175         $ 16,086
09/30/2004           $ 20,962             $ 13,770         $ 15,856
12/31/2004           $ 24,037             $ 15,711         $ 17,669
03/31/2005           $ 23,384             $ 14,872         $ 17,116
06/30/2005           $ 24,200             $ 15,514         $ 17,641
09/30/2005           $ 25,704             $ 16,242         $ 18,693
12/31/2005           $ 26,565             $ 16,426         $ 19,005
03/31/2006           $ 30,002             $ 18,716         $ 21,212
06/30/2006           $ 28,757             $ 17,775         $ 20,202
09/30/2006           $ 28,209             $ 17,853         $ 19,995
12/31/2006           $ 30,601             $ 19,443         $ 21,608
03/31/2007           $ 31,877             $ 19,821         $ 22,287
06/30/2007           $ 33,644             $ 20,697         $ 23,670

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 6/30/07

1-Year 17.00%   5-Year 15.74%   Since Inception (8/2/99) 16.57%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE INCEPTION" RETURN FOR CLASS B DOES NOT INCLUDE ANY CONTINGENT SALES CHARGES ON REDEMPTION AND USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                   16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/2/99. Unless otherwise noted Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 8/2/99. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------

                                       BEGINNING   ENDING      EXPENSES
                                       ACCOUNT     ACCOUNT     PAID DURING
                                       VALUE       VALUE       6 MONTHS ENDED
                                       (1/1/07)    (6/30/07)   JUNE 30, 2007
--------------------------------------------------------------------------------
Class A Actual                         $1,000.00   $1,096.80   $5.73
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00    1,019.34    5.52
--------------------------------------------------------------------------------
Class B Actual                          1,000.00    1,093.20    9.70
--------------------------------------------------------------------------------
Class B Hypothetical                    1,000.00    1,015.57    9.34
--------------------------------------------------------------------------------
Class C Actual                          1,000.00    1,093.30    9.49
--------------------------------------------------------------------------------
Class C Hypothetical                    1,000.00    1,015.77    9.14
--------------------------------------------------------------------------------
Class N Actual                          1,000.00    1,095.20    7.51
--------------------------------------------------------------------------------
Class N Hypothetical                    1,000.00    1,017.65    7.23
--------------------------------------------------------------------------------
Class Y Actual                          1,000.00    1,099.50    3.44
--------------------------------------------------------------------------------
Class Y Hypothetical                    1,000.00    1,021.52    3.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       1.10%
------------------------
Class B       1.86
------------------------
Class C       1.82
------------------------
Class N       1.44
------------------------
Class Y       0.66

The expense ratio reflects reduction to custodian fees and voluntary waiver or reimbursement by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                   19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  June 30, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Aftermarket
Technology Corp. 1,2                                  93,600   $      2,778,048
--------------------------------------------------------------------------------
American Axle &
Manufacturing
Holdings, Inc. 2                                     456,300         13,515,606
--------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                 782,100         17,362,620
--------------------------------------------------------------------------------
Cooper Tire &
Rubber Co.                                           118,100          3,261,922
--------------------------------------------------------------------------------
Drew Industries,
Inc. 1                                                68,000          2,253,520
--------------------------------------------------------------------------------
Fuel Systems
Solutions, Inc. 1,2                                   29,400            487,452
--------------------------------------------------------------------------------
GenTek, Inc. 1,2                                      49,100          1,729,302
--------------------------------------------------------------------------------
Gentex Corp.                                         396,400          7,805,116
--------------------------------------------------------------------------------
Goodyear Tire &
Rubber Co. (The) 1                                   141,000          4,901,160
--------------------------------------------------------------------------------
Lear Corp. 1                                         203,600          7,250,196
--------------------------------------------------------------------------------
Modine
Manufacturing Co. 2                                   69,600          1,572,960
--------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                194,900          5,800,224
--------------------------------------------------------------------------------
Shiloh Industries, Inc.                               23,600            287,448
--------------------------------------------------------------------------------
Standard Motor
Products, Inc. 2                                      89,000          1,337,670
--------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                    630,400         22,089,216
                                                               -----------------
                                                                     92,432,460

--------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Monaco Coach
Corp. 2                                              127,700          1,832,495
--------------------------------------------------------------------------------
Winnebago
Industries, Inc. 2                                   172,400          5,089,248
                                                               -----------------
                                                                      6,921,743

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Keystone
Automotive
Industries, Inc. 1,2                                  15,300            632,961
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.8%
Coinstar, Inc. 1                                     360,100         11,335,948
--------------------------------------------------------------------------------
CPI Corp.                                             29,900          2,078,050

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
DeVry, Inc.                                          539,600   $     18,357,192
--------------------------------------------------------------------------------
INVESTools, Inc. 1,2                                  71,400            711,144
--------------------------------------------------------------------------------
ITT Educational
Services, Inc. 1                                      61,300          7,195,394
--------------------------------------------------------------------------------
Jackson Hewitt Tax
Service, Inc. 2                                      192,500          5,411,175
--------------------------------------------------------------------------------
Matthews
International Corp.,
Cl. A                                                  7,600            331,436
--------------------------------------------------------------------------------
Pre-Paid Legal
Services, Inc. 1                                      62,500          4,019,375
--------------------------------------------------------------------------------
Regis Corp.                                          396,997         15,185,135
--------------------------------------------------------------------------------
Service Corp.
International                                        181,300          2,317,014
--------------------------------------------------------------------------------
Sotheby's 2                                          167,200          7,694,544
--------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                               116,800          5,737,216
--------------------------------------------------------------------------------
Stewart
Enterprises, Inc. 2                                  657,600          5,122,704
--------------------------------------------------------------------------------
Strayer Education,
Inc. 2                                               148,000         19,493,080
--------------------------------------------------------------------------------
Vertrue, Inc. 1                                       41,100          2,004,858
                                                               -----------------
                                                                    106,994,265

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
AFC Enterprises,
Inc. 1,2                                             132,600          2,292,654
--------------------------------------------------------------------------------
Ambassadors
Group, Inc. 2                                         69,700          2,476,441
--------------------------------------------------------------------------------
Ameristar
Casinos, Inc.                                        221,869          7,707,729
--------------------------------------------------------------------------------
Applebee's
International, Inc.                                  550,700         13,271,870
--------------------------------------------------------------------------------
Bally Technologies,
Inc. 1,2                                             150,100          3,965,642
--------------------------------------------------------------------------------
Bob Evans Farms,
Inc.                                                 496,800         18,307,080
--------------------------------------------------------------------------------
Brinker
International, Inc.                                  219,900          6,436,473
--------------------------------------------------------------------------------
Buffalo Wild
Wings, Inc. 1,2                                       97,500          4,055,025
--------------------------------------------------------------------------------
California Pizza
Kitchen, Inc. 1,2                                     85,950          1,846,206


                   20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
CBRL Group, Inc. 2                                   351,626   $     14,937,072
--------------------------------------------------------------------------------
CEC
Entertainment, Inc. 1                                323,900         11,401,280
--------------------------------------------------------------------------------
CKE Restaurants,
Inc. 2                                               595,100         11,943,657
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                    174,500          7,676,255
--------------------------------------------------------------------------------
Denny's Corp. 1                                      535,400          2,382,530
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                               641,500         11,720,205
--------------------------------------------------------------------------------
Dover Downs
Gaming &
Entertainment, Inc. 2                                 19,800            297,198
--------------------------------------------------------------------------------
IHOP Corp. 2                                         285,700         15,550,651
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                            182,700         12,960,738
--------------------------------------------------------------------------------
Luby's, Inc. 1                                        94,200            909,972
--------------------------------------------------------------------------------
McCormick &
Schmick's Seafood
Restaurants, Inc. 1,2                                 83,400          2,163,396
--------------------------------------------------------------------------------
Monarch Casino &
Resort, Inc. 1,2                                      81,700          2,193,645
--------------------------------------------------------------------------------
MTR Gaming
Group, Inc. 1                                          9,000            138,600
--------------------------------------------------------------------------------
O'Charley's, Inc. 2                                  111,900          2,255,904
--------------------------------------------------------------------------------
Premier
Exhibitions, Inc. 1,2                                 56,800            895,168
--------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                 201,100          5,294,963
--------------------------------------------------------------------------------
Speedway
Motorsports, Inc.                                     27,800          1,111,444
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                               134,300          8,174,841
--------------------------------------------------------------------------------
Wendy's
International, Inc.                                  221,700          8,147,475
--------------------------------------------------------------------------------
WMS Industries,
Inc. 1,2                                              39,150          1,129,869
--------------------------------------------------------------------------------
Wyndham
Worldwide Corp. 1                                    140,500          5,094,530
                                                               -----------------
                                                                    186,738,513

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings
Corp., Cl. A 2                                       689,000         19,519,370
--------------------------------------------------------------------------------
Avatar Holdings,
Inc. 1,2                                              22,700          1,746,538

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Black & Decker
Corp.                                                 48,700   $      4,300,697
--------------------------------------------------------------------------------
Blyth, Inc.                                          328,200          8,723,556
--------------------------------------------------------------------------------
Champion
Enterprises, Inc. 1,2                                366,400          3,601,712
--------------------------------------------------------------------------------
CSS Industries, Inc.                                  18,492            732,468
--------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                  69,200          1,868,400
--------------------------------------------------------------------------------
Hooker Furniture
Corp. 2                                               32,000            718,080
--------------------------------------------------------------------------------
Kimball
International, Inc.,
Cl. B 2                                              361,430          5,063,634
--------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                     175,100          2,006,646
--------------------------------------------------------------------------------
Leggett & Platt, Inc. 2                              111,300          2,454,165
--------------------------------------------------------------------------------
Libbey, Inc. 2                                        41,300            890,841
--------------------------------------------------------------------------------
Newell
Rubbermaid, Inc.                                      55,800          1,642,194
--------------------------------------------------------------------------------
NVR, Inc. 1                                            5,500          3,738,625
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The) 2                                              106,400          3,976,168
--------------------------------------------------------------------------------
Stanley Furniture
Co., Inc. 2                                           36,400            747,656
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc. 2                                654,600         16,954,140
--------------------------------------------------------------------------------
Tupperware Brands
Corp.                                                598,000         17,186,520
--------------------------------------------------------------------------------
Universal
Electronics, Inc. 1,2                                 47,800          1,736,096
                                                               -----------------
                                                                     97,607,506

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
1-800-FLOWERS.com,
Inc. 1,2                                             152,500          1,438,075
--------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                  105,000          6,342,000
--------------------------------------------------------------------------------
Expedia, Inc. 1                                      326,015          9,548,979
--------------------------------------------------------------------------------
FTD Group, Inc. 2                                    126,600          2,330,706
--------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                       42,100            767,483
--------------------------------------------------------------------------------
GSI Commerce,
Inc. 1,2                                             100,700          2,286,897
--------------------------------------------------------------------------------
PetMed Express,
Inc. 1,2                                              29,700            381,348
--------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                              306,700         21,082,558


                   21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL Continued
Systemax, Inc. 2                                      83,700   $      1,741,797
--------------------------------------------------------------------------------
ValueVision Media,
Inc., Cl. A 1,2                                       22,000            249,040
                                                               -----------------
                                                                     46,168,883

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.                                      174,900          5,706,987
--------------------------------------------------------------------------------
Hasbro, Inc.                                         251,500          7,899,615
--------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                              124,100          3,492,174
--------------------------------------------------------------------------------
K2, Inc. 1                                            54,100            821,779
--------------------------------------------------------------------------------
Mattel, Inc.                                         335,800          8,492,382
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                     159,000          1,914,360
--------------------------------------------------------------------------------
Polaris
Industries, Inc. 2                                   236,900         12,830,504
--------------------------------------------------------------------------------
RC2 Corp. 1,2                                        131,600          5,265,316
--------------------------------------------------------------------------------
Steinway Musical
Instruments, Inc. 2                                   37,500          1,297,125
--------------------------------------------------------------------------------
Sturm, Ruger &
Co., Inc. 1,2                                        129,100          2,003,632
                                                               -----------------
                                                                     49,723,874

--------------------------------------------------------------------------------
MEDIA--2.6%
Arbitron, Inc. 2                                     301,500         15,536,295
--------------------------------------------------------------------------------
Belo Corp., Cl. A                                    452,100          9,308,739
--------------------------------------------------------------------------------
Carmike
Cinemas, Inc. 2                                       22,300            489,708
--------------------------------------------------------------------------------
Catalina Marketing
Corp.                                                 30,500            960,750
--------------------------------------------------------------------------------
Citadel
Broadcasting Corp. 2                                 158,000          1,019,100
--------------------------------------------------------------------------------
Cox Radio, Inc.,
Cl. A 1,2                                            508,400          7,239,616
--------------------------------------------------------------------------------
Cumulus Media,
Inc., Cl. A 1,2                                      177,300          1,657,755
--------------------------------------------------------------------------------
DG Fastchannel,
Inc. 1,2                                              39,300            800,934
--------------------------------------------------------------------------------
DreamWorks
Animation SKG,
Inc. 1,2                                             204,400          5,894,896
--------------------------------------------------------------------------------
Entravision
Communications
Corp. 1                                              974,300         10,161,949

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Gemstar-TV Guide
International, Inc. 1                              1,429,700   $      7,034,124
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                 138,700          6,631,247
--------------------------------------------------------------------------------
Global Sources Ltd. 1                                109,100          2,476,570
--------------------------------------------------------------------------------
Gray Television, Inc. 2                               35,400            328,158
--------------------------------------------------------------------------------
Harris Interactive,
Inc. 1,2                                             153,500            821,225
--------------------------------------------------------------------------------
Idearc, Inc.                                         220,000          7,772,600
--------------------------------------------------------------------------------
Interactive Data
Corp.                                                 11,200            299,936
--------------------------------------------------------------------------------
Journal
Communications,
Inc. 2                                               222,200          2,890,822
--------------------------------------------------------------------------------
Knology, Inc. 1,2                                     64,100          1,113,417
--------------------------------------------------------------------------------
Lee Enterprises, Inc.                                206,000          4,297,160
--------------------------------------------------------------------------------
Lin TV Corp. 1,2                                     277,000          5,210,370
--------------------------------------------------------------------------------
Live Nation, Inc. 1                                  203,000          4,543,140
--------------------------------------------------------------------------------
Marvel
Entertainment, Inc. 1,2                              250,400          6,380,192
--------------------------------------------------------------------------------
Mediacom
Communications
Corp. 1,2                                            623,950          6,046,076
--------------------------------------------------------------------------------
Meredith Corp.                                        96,400          5,938,240
--------------------------------------------------------------------------------
Nexstar
Broadcasting
Group, Inc., Cl. A 1                                  24,000            315,360
--------------------------------------------------------------------------------
R.H. Donnelley
Corp. 1                                               79,100          5,994,198
--------------------------------------------------------------------------------
Regal Entertainment
Group                                                164,300          3,603,099
--------------------------------------------------------------------------------
Scholastic Corp. 1                                   181,600          6,526,704
--------------------------------------------------------------------------------
Sinclair Broadcast
Group, Inc., Cl. A                                   979,850         13,933,467
--------------------------------------------------------------------------------
Tribune Co.                                          118,450          3,482,430
--------------------------------------------------------------------------------
Westwood
One, Inc. 2                                          130,000            934,700
--------------------------------------------------------------------------------
Wiley (John) & Sons,
Inc., Cl. A                                           50,000          2,414,500
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc. 2                                136,600          2,184,234
                                                               -----------------
                                                                    154,241,711


                   22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
99 Cents Only
Stores 1,2                                           242,100   $      3,173,931
--------------------------------------------------------------------------------
Big Lots, Inc. 1                                     315,100          9,270,242
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                               138,300          4,969,119
--------------------------------------------------------------------------------
Dollar Tree
Stores, Inc. 1                                       232,100         10,107,955
--------------------------------------------------------------------------------
Family Dollar
Stores, Inc.                                         256,300          8,796,216
--------------------------------------------------------------------------------
Fred's, Inc. 2                                       141,500          1,893,270
--------------------------------------------------------------------------------
Saks, Inc.                                           184,700          3,943,345
                                                               -----------------
                                                                     42,154,078

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
A.C. Moore Arts &
Crafts, Inc. 1,2                                      87,100          1,708,031
--------------------------------------------------------------------------------
Aeropostale, Inc. 1                                  484,000         20,173,120
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                     227,500          5,837,650
--------------------------------------------------------------------------------
AnnTaylor Stores
Corp. 1                                              138,900          4,919,838
--------------------------------------------------------------------------------
Asbury Automotive
Group, Inc.                                          536,500         13,385,675
--------------------------------------------------------------------------------
AutoZone, Inc. 1                                      65,900          9,003,258
--------------------------------------------------------------------------------
Big 5 Sporting
Goods Corp. 2                                         38,400            979,200
--------------------------------------------------------------------------------
Blockbuster, Inc.,
Cl. A 1,2                                            546,600          2,355,846
--------------------------------------------------------------------------------
Books-A-Million,
Inc. 2                                               116,400          1,971,816
--------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                 195,100          4,744,832
--------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                 398,375         15,695,975
--------------------------------------------------------------------------------
Casual Male Retail
Group, Inc. 1,2                                       94,600            955,460
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                     34,950            766,803
--------------------------------------------------------------------------------
Charming
Shoppes, Inc. 1,2                                    282,400          3,058,392
--------------------------------------------------------------------------------
Conn's, Inc. 1,2                                      26,300            751,128
--------------------------------------------------------------------------------
CSK Auto Corp. 1                                     200,200          3,683,680
--------------------------------------------------------------------------------
Dress Barn, Inc.
(The) 1,2                                            454,400          9,324,288
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                 209,800          7,305,236

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
GameStop Corp.,
Cl. A 1                                               15,000   $        586,500
--------------------------------------------------------------------------------
Genesco, Inc. 1,2                                    234,300         12,256,233
--------------------------------------------------------------------------------
Gymboree Corp. 1                                     412,800         16,268,448
--------------------------------------------------------------------------------
Haverty Furniture
Cos., Inc. 2                                             800              9,336
--------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                              125,000          3,553,750
--------------------------------------------------------------------------------
Jos. A. Banks
Clothiers, Inc. 1,2                                   57,000          2,363,790
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The)                                           149,000          7,609,430
--------------------------------------------------------------------------------
Midas, Inc. 1,2                                       86,500          1,960,955
--------------------------------------------------------------------------------
Monro Muffler
Brake, Inc. 2                                         37,300          1,396,885
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 107,200          3,248,160
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc. 1                                   324,500         10,237,975
--------------------------------------------------------------------------------
Pep Boys-Manny,
Moe & Jack 2                                         180,300          3,634,848
--------------------------------------------------------------------------------
RadioShack Corp. 2                                   264,900          8,778,786
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                              752,400         19,735,452
--------------------------------------------------------------------------------
Ross Stores, Inc.                                    229,900          7,080,920
--------------------------------------------------------------------------------
Sally Beauty
Holdings, Inc. 1                                     802,000          7,218,000
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                 134,500          8,940,215
--------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                               60,500          1,663,145
--------------------------------------------------------------------------------
Sonic Automotive,
Inc. 2                                               430,700         12,477,379
--------------------------------------------------------------------------------
Stage Stores, Inc.                                   365,950          7,670,312
--------------------------------------------------------------------------------
Syms Corp. 1,2                                         7,400            146,002
--------------------------------------------------------------------------------
TravelCenters of
America LLC 1                                          6,700            271,015
--------------------------------------------------------------------------------
Tween Brands, Inc. 1,2                                85,250          3,802,150
--------------------------------------------------------------------------------
West Marine, Inc. 1,2                                 53,600            737,536
--------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                            354,700          2,131,747
                                                               -----------------
                                                                    250,399,197

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Cherokee, Inc. 2                                      37,400          1,366,596
--------------------------------------------------------------------------------
Columbia
Sportswear Co. 2                                      90,500          6,215,540


                   23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Deckers
Outdoor Corp. 1,2                                    151,600   $     15,296,440
--------------------------------------------------------------------------------
Fossil, Inc. 1,2                                     376,600         11,105,934
--------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                  164,800          4,454,544
--------------------------------------------------------------------------------
Kellwood Co. 2                                       214,800          6,040,176
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                  193,000          7,198,900
--------------------------------------------------------------------------------
Maidenform
Brands, Inc. 1                                       105,900          2,103,174
--------------------------------------------------------------------------------
Movado Group, Inc.                                   152,600          5,148,724
--------------------------------------------------------------------------------
Oxford
Industries, Inc. 2                                    74,400          3,298,896
--------------------------------------------------------------------------------
Perry Ellis
International, Inc. 1,2                               71,600          2,303,372
--------------------------------------------------------------------------------
Phillips/Van
Heusen Corp.                                          40,300          2,440,971
--------------------------------------------------------------------------------
Skechers USA, Inc.,
Cl. A 1                                               33,600            981,120
--------------------------------------------------------------------------------
Steven Madden Ltd.                                    77,550          2,540,538
--------------------------------------------------------------------------------
Stride Rite Corp.                                     63,600          1,288,536
--------------------------------------------------------------------------------
UniFirst Corp. 2                                      40,300          1,775,215
--------------------------------------------------------------------------------
Warnaco Group,
Inc. (The) 1                                         169,700          6,675,998
--------------------------------------------------------------------------------
Wolverine World
Wide, Inc.                                           605,300         16,772,863
                                                               -----------------
                                                                     97,007,537

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
--------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co.,
Inc., Cl. A 1,2                                       49,600          1,951,760
--------------------------------------------------------------------------------
Central European
Distribution Corp. 1,2                                11,200            387,744
--------------------------------------------------------------------------------
MGP
Ingredients, Inc. 2                                   73,400          1,240,460
--------------------------------------------------------------------------------
Molson Coors
Brewing Co., Cl. B                                     9,900            915,354
--------------------------------------------------------------------------------
National Beverage
Corp. 1,2                                             25,056            288,395
--------------------------------------------------------------------------------
Pepsi Bottling
Group, Inc. (The)                                    218,000          7,342,240
                                                               -----------------
                                                                     12,125,953

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Arden Group, Inc.,
Cl. A 2                                                9,898   $      1,350,087
--------------------------------------------------------------------------------
BJ's Wholesale
Club, Inc. 1                                         136,600          4,921,698
--------------------------------------------------------------------------------
Casey's General
Stores, Inc. 2                                       190,800          5,201,208
--------------------------------------------------------------------------------
Ingles Markets, Inc.,
Cl. A                                                153,100          5,274,295
--------------------------------------------------------------------------------
Longs Drug Stores,
Inc.                                                 171,200          8,991,424
--------------------------------------------------------------------------------
Nash Finch Co. 2                                      72,400          3,583,800
--------------------------------------------------------------------------------
Pathmark Stores,
Inc. 1                                                12,500            162,000
--------------------------------------------------------------------------------
Performance Food
Group Co. 1,2                                        365,000         11,858,850
--------------------------------------------------------------------------------
Spartan Stores, Inc.                                  67,400          2,218,134
--------------------------------------------------------------------------------
Topps Co., Inc. (The)                                 10,400            109,304
--------------------------------------------------------------------------------
Wild Oats Markets,
Inc. 1                                                46,600            781,016
                                                               -----------------
                                                                     44,451,816

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cal-Maine Foods,
Inc. 2                                                70,500          1,154,790
--------------------------------------------------------------------------------
Corn Products
International, Inc.                                   26,200          1,190,790
--------------------------------------------------------------------------------
Dean Foods Co.                                       211,400          6,737,318
--------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                402,300         13,420,728
--------------------------------------------------------------------------------
Fresh Del Monte
Produce, Inc. 2                                      138,200          3,461,910
--------------------------------------------------------------------------------
Hain Celestial
Group, Inc. 1,2                                       17,031            462,221
--------------------------------------------------------------------------------
Imperial Sugar Co. 2                                  81,500          2,509,385
--------------------------------------------------------------------------------
J&J Snack Foods
Corp. 2                                               40,746          1,537,754
--------------------------------------------------------------------------------
J.M. Smucker Co.
(The)                                                109,900          6,996,234
--------------------------------------------------------------------------------
Lance, Inc. 2                                         14,500            341,620
--------------------------------------------------------------------------------
Ralcorp Holdings,
Inc. 1,2                                             176,200          9,417,890
--------------------------------------------------------------------------------
Reddy Ice Holdings,
Inc. 2                                                86,400          2,464,128


                   24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Seaboard Corp. 2                                       2,520   $      5,909,400
--------------------------------------------------------------------------------
Tyson Foods, Inc.,
Cl. A                                                258,600          5,958,144
                                                               -----------------
                                                                     61,562,312

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                     143,300          8,898,930
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                                89,600          8,924,160
--------------------------------------------------------------------------------
WD-40 Co. 2                                           45,500          1,495,585
                                                               -----------------
                                                                     19,318,675

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Alberto-Culver Co.                                   274,300          6,506,396
--------------------------------------------------------------------------------
Chattem, Inc. 1,2                                    163,800         10,381,644
--------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                               88,600          2,149,436
--------------------------------------------------------------------------------
Estee Lauder Cos.,
Inc. (The), Cl. A                                    147,400          6,708,174
--------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                 12,800            340,736
--------------------------------------------------------------------------------
Mannatech, Inc. 2                                     74,027          1,176,289
--------------------------------------------------------------------------------
NBTY, Inc. 1                                         190,000          8,208,000
--------------------------------------------------------------------------------
Nu Skin Asia
Pacific, Inc., Cl. A 2                               115,500          1,905,750
--------------------------------------------------------------------------------
Playtex Products,
Inc. 1,2                                             613,800          9,090,378
--------------------------------------------------------------------------------
Prestige Brands
Holdings, Inc. 1,2                                   159,900          2,075,502
                                                               -----------------
                                                                     48,542,305

--------------------------------------------------------------------------------
TOBACCO--0.6%
Loews Corp./
Carolina Group                                       110,100          8,507,427
--------------------------------------------------------------------------------
Universal Corp. 2                                    281,000         17,118,520
--------------------------------------------------------------------------------
UST, Inc. 2                                          177,600          9,538,896
--------------------------------------------------------------------------------
Vector Group Ltd. 2                                    9,300            209,529
                                                               -----------------
                                                                     35,374,372

--------------------------------------------------------------------------------
ENERGY--4.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Atwood Oceanics,
Inc. 1,2                                             111,200          7,630,544

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Dawson
Geophysical Co. 1,2                                   33,300   $      2,046,618
--------------------------------------------------------------------------------
Dresser-Rand
Group, Inc. 1                                         58,400          2,306,800
--------------------------------------------------------------------------------
ENSCO
International, Inc.                                   33,900          2,068,239
--------------------------------------------------------------------------------
Ensign Energy
Services, Inc.                                        98,500          1,756,865
--------------------------------------------------------------------------------
Global Industries
Ltd. 1                                               313,800          8,416,116
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                1,587,900         13,084,296
--------------------------------------------------------------------------------
Gulf Island
Fabrication, Inc. 2                                    1,600             55,520
--------------------------------------------------------------------------------
Gulfmark
Offshore, Inc. 1,2                                   254,200         13,020,124
--------------------------------------------------------------------------------
Hercules
Offshore, Inc. 1,2                                   320,600         10,381,028
--------------------------------------------------------------------------------
Input/Output, Inc. 1,2                               258,000          4,027,380
--------------------------------------------------------------------------------
Leader Energy
Services Ltd. 1,3                                    612,800            431,448
--------------------------------------------------------------------------------
Lufkin
Industries, Inc. 2                                    20,400          1,316,820
--------------------------------------------------------------------------------
Matrix Service Co. 1,2                               104,500          2,596,825
--------------------------------------------------------------------------------
NATCO Group,
Inc., Cl. A 1                                         80,300          3,697,012
--------------------------------------------------------------------------------
Newpark
Resources, Inc. 1,2                                  122,200            947,050
--------------------------------------------------------------------------------
North American
Energy Partners,
Inc. 1,2                                              17,600            356,576
--------------------------------------------------------------------------------
Oil States
International, Inc. 1,2                              209,100          8,644,194
--------------------------------------------------------------------------------
Parker Drilling Co. 1,2                              382,100          4,027,334
--------------------------------------------------------------------------------
Patterson-UTI
Energy, Inc.                                          22,600            592,346
--------------------------------------------------------------------------------
Superior Offshore
International, Inc. 1                                 74,800          1,361,360
--------------------------------------------------------------------------------
T-3 Energy
Services, Inc. 1                                      33,500          1,120,575
--------------------------------------------------------------------------------
Technicoil Corp. 1                                    92,900             86,337
--------------------------------------------------------------------------------
Technicoil Corp. 1                                   896,900            833,542
--------------------------------------------------------------------------------
Tidewater, Inc. 2                                    124,700          8,838,736


                   25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Todco 1                                              125,100   $      5,905,971
--------------------------------------------------------------------------------
Trican Well
Service Ltd.                                          76,800          1,563,757
--------------------------------------------------------------------------------
Trico Marine
Services, Inc. 1,2                                    83,800          3,425,744
--------------------------------------------------------------------------------
Universal
Compression
Holdings, Inc. 1,2                                   103,300          7,486,151
                                                               -----------------
                                                                    118,025,308

--------------------------------------------------------------------------------
OIL & GAS--2.8%
Alberta Clipper
Energy, Inc. 1                                        46,013            134,767
--------------------------------------------------------------------------------
Alon USA
Energy, Inc. 2                                       274,100         12,063,141
--------------------------------------------------------------------------------
Alpha Natural
Resources, Inc. 1,2                                  316,600          6,582,114
--------------------------------------------------------------------------------
Arlington Tankers
Ltd. 2                                                 8,400            240,912
--------------------------------------------------------------------------------
Berry Petroleum
Co., Cl. A 2                                         340,840         12,842,851
--------------------------------------------------------------------------------
Cabot Oil & Gas
Corp., Cl. A                                          15,000            553,200
--------------------------------------------------------------------------------
Celtic Exploration
Ltd. 1                                                49,500            674,250
--------------------------------------------------------------------------------
Continental
Resources, Inc. 1                                    427,100          6,833,600
--------------------------------------------------------------------------------
Copano Energy LLC 2                                   76,800          3,277,056
--------------------------------------------------------------------------------
Delek US
Holdings, Inc.                                       145,800          3,885,570
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                 12,600             21,646
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                126,300            216,972
--------------------------------------------------------------------------------
Frontier Oil Corp.                                   174,000          7,615,980
--------------------------------------------------------------------------------
Frontline Ltd. 2                                     120,300          5,515,755
--------------------------------------------------------------------------------
Galleon Energy,
Inc., Cl. A 1                                        114,900          1,891,900
--------------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription
Receipts 1                                           138,750          2,284,605
--------------------------------------------------------------------------------
General Maritime
Corp. 2                                              309,300          8,283,054
--------------------------------------------------------------------------------
Golar LNG Ltd.                                        40,500            674,730

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Holly Corp.                                          112,800   $      8,368,632
--------------------------------------------------------------------------------
Jura Energy Corp. 1                                  750,700            634,245
--------------------------------------------------------------------------------
Kereco Energy Ltd. 1                                  48,984            271,303
--------------------------------------------------------------------------------
Knightsbridge
Tankers Ltd. 2                                        58,800          1,793,988
--------------------------------------------------------------------------------
Mariner Energy, Inc. 1                               306,200          7,425,350
--------------------------------------------------------------------------------
MarkWest
Hydrocarbon, Inc. 2                                   27,700          1,590,811
--------------------------------------------------------------------------------
Meridian Resource
Corp. (The) 1                                         50,700            153,114
--------------------------------------------------------------------------------
Midnight Oil
Exploration Ltd. 1                                   556,050            897,823
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    76,300          4,760,357
--------------------------------------------------------------------------------
Overseas
Shipholding
Group, Inc. 2                                        101,400          8,253,960
--------------------------------------------------------------------------------
Paramount
Resources Ltd.,
Cl. A 1                                              109,600          2,124,609
--------------------------------------------------------------------------------
Petroleum
Development Corp. 1,2                                 35,700          1,695,036
--------------------------------------------------------------------------------
PetroQuest Energy,
Inc. 1,2                                             122,400          1,779,696
--------------------------------------------------------------------------------
Plains Exploration
& Production Co. 1                                    69,300          3,313,233
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   64,500            908,238
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                48,900            424,160
--------------------------------------------------------------------------------
Redstar Oil & Gas,
Inc. 1                                               364,045            358,833
--------------------------------------------------------------------------------
Rosetta Resources,
Inc. 1,2                                             323,300          6,963,882
--------------------------------------------------------------------------------
Ship Finance
International Ltd. 2                                 112,800          3,347,904
--------------------------------------------------------------------------------
Sound Energy Trust                                   125,183            474,761
--------------------------------------------------------------------------------
Sunoco, Inc.                                         117,400          9,354,432
--------------------------------------------------------------------------------
Sure Energy, Inc. 1                                   70,941             86,574
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                  11,200            478,912
--------------------------------------------------------------------------------
Teekay Corp. 2                                        44,100          2,553,831
--------------------------------------------------------------------------------
Tesoro Corp.                                         154,000          8,801,100
--------------------------------------------------------------------------------
Thunder Energy
Trust                                                102,132            382,546


                   26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
True Energy Trust                                     16,836   $         90,877
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  632,115          1,174,924
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                275,000            511,148
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  397,100            738,097
--------------------------------------------------------------------------------
USEC, Inc. 1,2                                       556,700         12,236,266
--------------------------------------------------------------------------------
Vero Energy, Inc. 1                                   30,617            215,562
--------------------------------------------------------------------------------
Western
Refining, Inc. 2                                      96,800          5,595,040
                                                               -----------------
                                                                    171,351,347

--------------------------------------------------------------------------------
FINANCIALS--14.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Apollo Investment
Corp. 2                                              135,800          2,922,416
--------------------------------------------------------------------------------
Ares Capital Corp. 2                                 154,500          2,603,325
--------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                               129,100          5,609,395
--------------------------------------------------------------------------------
GAMCO Investors,
Inc., Cl. A 2                                         29,600          1,659,080
--------------------------------------------------------------------------------
GFI Group, Inc. 1,2                                   43,300          3,138,384
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                          320,000          8,908,800
--------------------------------------------------------------------------------
Knight Capital
Group, Inc., Cl. A 1,2                               290,700          4,825,620
--------------------------------------------------------------------------------
MCG Capital Corp. 2                                   88,000          1,409,760
--------------------------------------------------------------------------------
Piper Jaffray Cos.,
Inc. 1,2                                             268,900         14,985,797
--------------------------------------------------------------------------------
Prospect Capital
Corp. 2                                               12,600            220,122
--------------------------------------------------------------------------------
SWS Group, Inc.                                       95,600          2,066,872
--------------------------------------------------------------------------------
Technology
Investment Capital
Corp. 2                                                4,200             66,318
--------------------------------------------------------------------------------
U.S. Global
Investors, Inc., Cl. A 2                              36,800            834,256
--------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                  42,100          1,324,045
                                                               -----------------
                                                                     50,574,190

--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Amcore
Financial, Inc. 2                                     15,815            458,477
--------------------------------------------------------------------------------
BancorpSouth, Inc.                                    59,200          1,448,032

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
BankFinancial Corp. 2                                 12,000   $        185,400
--------------------------------------------------------------------------------
Central Pacific
Financial Corp. 2                                     65,800          2,172,058
--------------------------------------------------------------------------------
Citizens Republic
Bancorp, Inc. 2                                      147,200          2,693,760
--------------------------------------------------------------------------------
City Holding Co. 2                                    50,000          1,916,500
--------------------------------------------------------------------------------
Colonial BancGroup,
Inc. (The)                                            41,700          1,041,249
--------------------------------------------------------------------------------
Columbia Banking
System, Inc. 2                                         3,206             93,776
--------------------------------------------------------------------------------
Comerica, Inc.                                       158,600          9,431,942
--------------------------------------------------------------------------------
F.N.B. Corp. 2                                       278,400          4,660,416
--------------------------------------------------------------------------------
First Citizens
BancShares, Inc., Cl. A                                6,600          1,283,040
--------------------------------------------------------------------------------
First Security
Group, Inc.                                          112,100          1,210,680
--------------------------------------------------------------------------------
FirstMerit Corp. 2                                   147,300          3,082,989
--------------------------------------------------------------------------------
Frontier Financial
Corp. 2                                                9,450            212,909
--------------------------------------------------------------------------------
Greater Bay Bancorp                                  191,200          5,323,008
--------------------------------------------------------------------------------
Hanmi Financial
Corp. 2                                              105,700          1,803,242
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                     302,800          6,885,672
--------------------------------------------------------------------------------
International
Bancshares Corp. 2                                    28,040            718,385
--------------------------------------------------------------------------------
Intervest
Bancshares Corp.                                      22,000            619,520
--------------------------------------------------------------------------------
National Penn
Bancshares, Inc. 2                                    85,973          1,434,030
--------------------------------------------------------------------------------
Oriental Financial
Group, Inc. 2                                          7,500             81,825
--------------------------------------------------------------------------------
Park National Corp. 2                                 27,700          2,348,683
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                  17,000            386,920
--------------------------------------------------------------------------------
Preferred Bank                                        21,350            854,000
--------------------------------------------------------------------------------
Republic Bancorp,
Inc., Cl. A 2                                         12,990            215,504
--------------------------------------------------------------------------------
Southwest
Bancorp, Inc. 2                                        5,800            139,432
--------------------------------------------------------------------------------
SVB Financial
Group 1,2                                            226,100         12,008,171
--------------------------------------------------------------------------------
TCF Financial Corp.                                   30,000            834,000


                   27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Texas Capital
Bancshares, Inc. 1                                    10,300   $        230,205
--------------------------------------------------------------------------------
UMB Financial Corp. 2                                 64,400          2,374,428
--------------------------------------------------------------------------------
WesBanco, Inc. 2                                      18,100            533,950
                                                               -----------------
                                                                     66,682,203

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Advance America
Cash Advance
Centers, Inc.                                        165,200          2,930,648
--------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                               471,600         14,685,624
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                285,200          7,572,060
--------------------------------------------------------------------------------
Cash America
International, Inc.                                  281,900         11,177,335
--------------------------------------------------------------------------------
Dollar Financial
Corp. 1,2                                             41,600          1,185,600
--------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                130,700          1,730,468
--------------------------------------------------------------------------------
World Acceptance
Corp. 1,2                                            140,900          6,020,657
                                                               -----------------
                                                                     45,302,392

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Asset Acceptance
Capital Corp. 1                                       81,300          1,439,010
--------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                  75,700          2,909,151
--------------------------------------------------------------------------------
CIT Group, Inc.                                       27,000          1,480,410
--------------------------------------------------------------------------------
International
Securities Exchange,
Inc., Cl. A 2                                        267,500         17,481,125
--------------------------------------------------------------------------------
MarketAxess
Holdings, Inc. 1,2                                    79,100          1,423,009
--------------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 2                                   102,100          6,128,042
--------------------------------------------------------------------------------
Resource America,
Inc., Cl. A 2                                         29,700            612,117
                                                               -----------------
                                                                     31,472,864

--------------------------------------------------------------------------------
INSURANCE--6.5%
Affirmative Insurance
Holdings, Inc. 2                                      25,404            387,411
--------------------------------------------------------------------------------
Alfa Corp. 2                                          43,300            674,181

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Allied World
Assurance
Holdings Ltd.                                         70,400   $      3,608,000
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                          109,800          9,573,462
--------------------------------------------------------------------------------
American Equity
Investment Life
Holding Co. 2                                        182,800          2,208,224
--------------------------------------------------------------------------------
American Financial
Group, Inc.                                          166,300          5,679,145
--------------------------------------------------------------------------------
American Physicians
Capital, Inc. 1                                       73,650          2,982,825
--------------------------------------------------------------------------------
Amerisafe, Inc. 1                                     71,200          1,397,656
--------------------------------------------------------------------------------
AmTrust Financial
Services, Inc. 2                                     174,000          3,269,460
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                          17,300          1,254,942
--------------------------------------------------------------------------------
Argonaut
Group, Inc. 2                                        293,400          9,157,014
--------------------------------------------------------------------------------
Aspen Insurance
Holdings Ltd.                                        307,800          8,639,946
--------------------------------------------------------------------------------
Assurant, Inc.                                       163,400          9,627,528
--------------------------------------------------------------------------------
Assured
Guaranty Ltd.                                        194,000          5,734,640
--------------------------------------------------------------------------------
Bristol West
Holdings, Inc.                                       100,200          2,241,474
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                 71,700          3,111,780
--------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                 217,100          4,105,361
--------------------------------------------------------------------------------
Commerce Group,
Inc. (The) 2                                         191,300          6,641,936
--------------------------------------------------------------------------------
Darwin Professional
Underwriters, Inc. 1,2                                40,700          1,024,419
--------------------------------------------------------------------------------
Delphi Financial
Group, Inc., Cl. A 2                                 460,675         19,265,429
--------------------------------------------------------------------------------
Donegal Group,
Inc., Cl. A 2                                         26,600            396,340
--------------------------------------------------------------------------------
EMC Insurance
Group, Inc. 2                                         37,200            923,304
--------------------------------------------------------------------------------
Endurance Specialty
Holdings Ltd.                                         95,700          3,831,828
--------------------------------------------------------------------------------
Enstar Group Ltd. 1,2                                    100             12,071


                   28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
FBL Financial
Group, Inc., Cl. A 2                                 112,700   $      4,431,364
--------------------------------------------------------------------------------
Fidelity National Title
Group, Inc., Cl. A                                   359,500          8,520,150
--------------------------------------------------------------------------------
First American
Corp. (The) 2                                        133,800          6,623,100
--------------------------------------------------------------------------------
FPIC Insurance
Group, Inc. 1,2                                       65,740          2,680,220
--------------------------------------------------------------------------------
Great American
Financial Resources,
Inc. 2                                                12,400            299,956
--------------------------------------------------------------------------------
Greenlight Capital
Re Ltd., Cl. A 1                                      12,700            286,131
--------------------------------------------------------------------------------
Harleysville
Group, Inc.                                          149,200          4,977,312
--------------------------------------------------------------------------------
Hilb, Rogal &
Hamilton Co. 2                                       151,900          6,510,434
--------------------------------------------------------------------------------
Horace Mann
Educators Corp.                                      453,700          9,636,588
--------------------------------------------------------------------------------
Infinity Property &
Casualty Corp.                                       261,600         13,270,968
--------------------------------------------------------------------------------
IPC Holdings Ltd.                                    358,900         11,588,881
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc. 2                              224,300         21,642,707
--------------------------------------------------------------------------------
Markel Corp. 1                                         4,000          1,938,240
--------------------------------------------------------------------------------
Max Capital
Group Ltd.                                           179,000          5,065,700
--------------------------------------------------------------------------------
MBIA, Inc. 2                                         136,200          8,474,364
--------------------------------------------------------------------------------
Meadowbrook
Insurance Group,
Inc. 1,2                                             195,200          2,139,392
--------------------------------------------------------------------------------
Midland Co. (The) 2                                   43,900          2,060,666
--------------------------------------------------------------------------------
Montpelier Re
Holdings Ltd.                                        278,500          5,163,390
--------------------------------------------------------------------------------
National Western Life
Insurance Co., Cl. A 2                                 4,700          1,188,724
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                119,600          7,561,112
--------------------------------------------------------------------------------
NYMAGIC, Inc. 2                                       47,100          1,893,420
--------------------------------------------------------------------------------
Odyssey Re Holdings
Corp. 2                                               91,700          3,933,013

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Ohio Casualty Corp.                                  552,000   $     23,907,120
--------------------------------------------------------------------------------
Old Republic
International Corp.                                   17,350            368,861
--------------------------------------------------------------------------------
Partnerre
Holdings Ltd. 2                                       79,600          6,169,000
--------------------------------------------------------------------------------
Philadelphia
Consolidated
Holding Co. 1                                         51,500          2,152,700
--------------------------------------------------------------------------------
Phoenix Cos., Inc.
(The)                                                999,000         14,994,990
--------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                        197,200          6,852,700
--------------------------------------------------------------------------------
ProAssurance
Corp. 1,2                                            220,500         12,275,235
--------------------------------------------------------------------------------
ProCentury Corp.                                     102,100          1,711,196
--------------------------------------------------------------------------------
Pxre Group Ltd. 1                                    103,800            481,632
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                      87,500          5,271,000
--------------------------------------------------------------------------------
RenaissanceRe
Holdings Ltd.                                         83,300          5,163,767
--------------------------------------------------------------------------------
RLI Corp. 2                                          293,500         16,421,325
--------------------------------------------------------------------------------
Safeco Corp.                                         149,000          9,276,740
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc. 2                                         54,100          2,239,740
--------------------------------------------------------------------------------
Seabright Insurance
Holdings, Inc. 1,2                                   113,800          1,989,224
--------------------------------------------------------------------------------
Security Capital
Assurance Ltd.                                       120,100          3,707,487
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc. 2                                        326,500          8,776,320
--------------------------------------------------------------------------------
State Auto
Financial Corp.                                      114,700          3,515,555
--------------------------------------------------------------------------------
Transatlantic
Holdings, Inc.                                        21,500          1,529,295
--------------------------------------------------------------------------------
United America
Indemnity Ltd.,
Cl. A 1                                              295,557          7,350,503
--------------------------------------------------------------------------------
United Fire &
Casualty Co. 2                                        53,700          1,899,906
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1,2                                   42,000            893,760


                   29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Zenith National
Insurance Corp.                                      404,900   $     19,066,741
                                                               -----------------
                                                                    391,649,005

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--3.1%
Acadia Realty Trust 2                                 15,100            391,845
--------------------------------------------------------------------------------
Agree Realty Corp. 2                                  56,600          1,768,750
--------------------------------------------------------------------------------
Alesco Financial, Inc. 2                             189,100          1,537,383
--------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                  1,400            565,950
--------------------------------------------------------------------------------
Alexandria Real
Estate Equities, Inc.                                 40,400          3,911,528
--------------------------------------------------------------------------------
American Home
Mortgage
Investment Corp. 2                                    22,100            406,198
--------------------------------------------------------------------------------
Anthracite
Capital, Inc. 2                                       20,400            238,680
--------------------------------------------------------------------------------
Arbor Realty
Trust, Inc.                                           85,300          2,201,593
--------------------------------------------------------------------------------
Ashford Hospitality
Trust                                                297,500          3,498,600
--------------------------------------------------------------------------------
Associated Estates
Realty Corp. 2                                        35,000            545,650
--------------------------------------------------------------------------------
BioMed Realty
Trust, Inc. 2                                          8,800            221,056
--------------------------------------------------------------------------------
Brandywine Realty
Trust                                                116,192          3,320,767
--------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                45,600          1,556,784
--------------------------------------------------------------------------------
CBL & Associates
Properties, Inc.                                     117,400          4,232,270
--------------------------------------------------------------------------------
Cedar Shopping
Centers, Inc.                                         60,800            872,480
--------------------------------------------------------------------------------
Colonial Properties
Trust 2                                               29,125          1,061,606
--------------------------------------------------------------------------------
Corporate Office
Properties Trust 2                                    50,300          2,062,803
--------------------------------------------------------------------------------
Crescent Real Estate
Equities, Inc.                                        55,200          1,238,688
--------------------------------------------------------------------------------
DCT Industrial
Trust, Inc. 2                                          1,900             20,444
--------------------------------------------------------------------------------
Deerfield Triarc
Capital Corp. 2                                       37,600            550,088
--------------------------------------------------------------------------------
DiamondRock
Hospitality Co.                                      267,500          5,103,900

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Digital Realty
Trust, Inc.                                          179,000   $      6,744,720
--------------------------------------------------------------------------------
EastGroup
Properties, Inc. 2                                    42,600          1,866,732
--------------------------------------------------------------------------------
Entertainment
Properties Trust 2                                    88,600          4,764,908
--------------------------------------------------------------------------------
Equity Inns, Inc. 2                                  157,100          3,519,040
--------------------------------------------------------------------------------
Equity Lifestyle
Properties, Inc.                                      46,700          2,437,273
--------------------------------------------------------------------------------
Equity One, Inc. 2                                   141,500          3,615,325
--------------------------------------------------------------------------------
FelCor Lodging
Trust, Inc. 2                                        282,100          7,343,063
--------------------------------------------------------------------------------
First Industrial
Realty Trust, Inc. 2                                 212,600          8,240,376
--------------------------------------------------------------------------------
Glimcher Realty
Trust 2                                               29,600            740,000
--------------------------------------------------------------------------------
Gramercy Capital
Corp. 2                                               70,100          1,930,554
--------------------------------------------------------------------------------
Hersha Hospitality
Trust 2                                               63,300            748,206
--------------------------------------------------------------------------------
Highland
Hospitality Corp.                                    177,900          3,415,680
--------------------------------------------------------------------------------
Highwoods
Properties, Inc.                                     138,800          5,205,000
--------------------------------------------------------------------------------
Home Properties
of New York, Inc.                                     38,000          1,973,340
--------------------------------------------------------------------------------
Inland Real Estate
Corp. 2                                              274,400          4,659,312
--------------------------------------------------------------------------------
Innkeepers USA
Trust 2                                               61,600          1,092,168
--------------------------------------------------------------------------------
Jer Investors
Trust, Inc. 2                                         25,200            378,000
--------------------------------------------------------------------------------
Kite Realty Group
Trust 2                                               76,500          1,455,030
--------------------------------------------------------------------------------
KKR Financial
Holdings LLC 2                                        37,400            931,634
--------------------------------------------------------------------------------
LaSalle Hotel
Properties 2                                          70,800          3,074,136
--------------------------------------------------------------------------------
Lexington Realty
Trust 2                                              144,900          3,013,920
--------------------------------------------------------------------------------
LTC Properties, Inc. 2                                82,500          1,876,875


                   30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Luminent Mortgage
Capital, Inc. 2                                       46,000   $        464,140
--------------------------------------------------------------------------------
Medical Properties
Trust, Inc. 2                                         35,700            472,311
--------------------------------------------------------------------------------
Mid-America
Apartment
Communities, Inc. 2                                   49,800          2,613,504
--------------------------------------------------------------------------------
National Health
Investors, Inc. 2                                     35,000          1,110,200
--------------------------------------------------------------------------------
National Retail
Properties, Inc. 2                                   219,600          4,800,456
--------------------------------------------------------------------------------
Nationwide Health
Properties, Inc.                                     348,700          9,484,640
--------------------------------------------------------------------------------
Newcastle
Investment Corp. 2                                   144,000          3,610,080
--------------------------------------------------------------------------------
Omega Healthcare
Investors, Inc. 2                                    204,900          3,243,567
--------------------------------------------------------------------------------
Parkway
Properties, Inc. 2                                    64,100          3,078,723
--------------------------------------------------------------------------------
Pennsylvania Real
Estate Investment
Trust 2                                              144,600          6,410,118
--------------------------------------------------------------------------------
PS Business
Parks, Inc.                                           57,900          3,669,123
--------------------------------------------------------------------------------
RAIT Financial Trust 2                               146,700          3,817,134
--------------------------------------------------------------------------------
Ramco-Gershenson
Properties Trust 2                                    60,400          2,170,172
--------------------------------------------------------------------------------
Realty
Income Corp. 2                                       253,600          6,388,184
--------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                 47,500          2,298,050
--------------------------------------------------------------------------------
Resource Capital
Corp. 2                                               11,900            166,362
--------------------------------------------------------------------------------
Saul Centers, Inc. 2                                  24,400          1,106,540
--------------------------------------------------------------------------------
Senior Housing
Properties Trust 2                                   295,300          6,009,355
--------------------------------------------------------------------------------
Sovran Self
Storage, Inc. 2                                       34,900          1,680,784
--------------------------------------------------------------------------------
Spirit Finance Corp.                                 154,000          2,242,240
--------------------------------------------------------------------------------
Strategic Hotels &
Resorts, Inc. 2                                      157,400          3,539,926
--------------------------------------------------------------------------------
Sunstone Hotel
Investors, Inc. 2                                    186,800          5,303,252

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Tanger Factory
Outlet Centers, Inc. 2                               143,600   $      5,377,820
--------------------------------------------------------------------------------
Taubman
Centers, Inc.                                         65,800          3,264,338
--------------------------------------------------------------------------------
Washington Real
Estate Investment
Trust 2                                               77,500          2,635,000
--------------------------------------------------------------------------------
Winston Hotels, Inc.                                  48,300            724,500
                                                               -----------------
                                                                    190,012,874

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang
LaSalle, Inc.                                         61,000          6,923,500
--------------------------------------------------------------------------------
Stratus
Properties, Inc. 1,2                                  16,166            557,727
--------------------------------------------------------------------------------
Thomas Properties
Group, Inc. 2                                          6,400            102,272
                                                               -----------------
                                                                      7,583,499

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Astoria Financial
Corp.                                                 58,000          1,452,320
--------------------------------------------------------------------------------
City Bank
(Lynnwood
Washington) 2                                         12,400            390,724
--------------------------------------------------------------------------------
Corus Bankshares,
Inc. 2                                               303,700          5,241,862
--------------------------------------------------------------------------------
Downey Financial
Corp. 2                                               80,250          5,294,895
--------------------------------------------------------------------------------
Federal Agricultural
Mortgage Corp.,
Non-Vtg. 2                                            52,100          1,782,862
--------------------------------------------------------------------------------
First Financial
Holdings, Inc. 2                                      11,900            389,249
--------------------------------------------------------------------------------
First Niagara
Financial Group, Inc.                                909,500         11,914,450
--------------------------------------------------------------------------------
FirstFed Financial
Corp. 1,2                                            204,600         11,606,958
--------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                               42,100            627,290
--------------------------------------------------------------------------------
Hudson City
Bancorp, Inc.                                        483,300          5,905,926
--------------------------------------------------------------------------------
ITLA Capital Corp. 2                                  16,900            880,828
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                    219,200         11,893,792


                   31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
MGIC Investment
Corp. 2                                               73,500   $      4,179,210
--------------------------------------------------------------------------------
Ocwen Financial
Corp. 1,2                                            326,100          4,346,913
--------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                   24,520            684,844
--------------------------------------------------------------------------------
PMI Group, Inc.
(The)                                                152,900          6,830,043
--------------------------------------------------------------------------------
Provident Financial
Services, Inc. 2                                     336,800          5,307,968
--------------------------------------------------------------------------------
Radian Group, Inc. 2                                  92,200          4,978,800
--------------------------------------------------------------------------------
TierOne Corp.                                         76,100          2,290,610
--------------------------------------------------------------------------------
Triad Guaranty, Inc. 1,2                              37,700          1,505,361
--------------------------------------------------------------------------------
Washington
Federal, Inc.                                        211,900          5,151,289
--------------------------------------------------------------------------------
Westfield
Financial, Inc. 2                                     24,500            244,265
--------------------------------------------------------------------------------
WSFS Financial
Corp. 2                                               18,300          1,197,369
                                                               -----------------
                                                                     94,097,828

--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.3%
Acorda
Therapeutics, Inc. 1                                 131,900          2,250,214
--------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc. 1,2                                              50,100          2,257,506
--------------------------------------------------------------------------------
Alnylam
Pharmaceuticals,
Inc. 1,2                                              17,500            265,825
--------------------------------------------------------------------------------
Array
BioPharma, Inc. 1,2                                   60,200            702,534
--------------------------------------------------------------------------------
CytRx Corp. 1,2                                      234,300            731,016
--------------------------------------------------------------------------------
Halozyme
Therapeutics, Inc. 1,2                                25,200            232,596
--------------------------------------------------------------------------------
Immunomedics,
Inc. 1,2                                             268,800          1,115,520
--------------------------------------------------------------------------------
Indevus
Pharmaceuticals, Inc. 1,2                             29,200            196,516
--------------------------------------------------------------------------------
Isis Pharmaceuticals,
Inc. 1,2                                             192,200          1,860,496
--------------------------------------------------------------------------------
Maxygen, Inc. 1,2                                      9,500             81,415

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Medarex, Inc. 1,2                                     18,800   $        268,652
--------------------------------------------------------------------------------
Myriad
Genetics, Inc. 1,2                                    30,100          1,119,419
--------------------------------------------------------------------------------
OSI
Pharmaceuticals, Inc. 1                               52,500          1,901,025
--------------------------------------------------------------------------------
Pharmion Corp. 1,2                                    28,700            830,865
--------------------------------------------------------------------------------
Regeneron
Pharmaceuticals,
Inc. 1,2                                             342,500          6,137,600
                                                               -----------------
                                                                     19,951,199

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Advanced Medical
Optics, Inc. 1,2                                     162,100          5,654,048
--------------------------------------------------------------------------------
Align Technology,
Inc. 1,2                                             129,900          3,138,384
--------------------------------------------------------------------------------
Analogic Corp. 2                                      43,500          3,197,685
--------------------------------------------------------------------------------
Cholestech Corp. 1                                    38,600            848,814
--------------------------------------------------------------------------------
ConMed Corp. 1                                       295,100          8,640,528
--------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                             21,800            794,174
--------------------------------------------------------------------------------
Dade Behring
Holdings, Inc.                                       159,900          8,493,888
--------------------------------------------------------------------------------
Datascope Corp. 2                                     44,111          1,688,569
--------------------------------------------------------------------------------
Edwards
Lifesciences Corp. 1                                 141,000          6,956,940
--------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                 130,200          4,218,480
--------------------------------------------------------------------------------
Hologic, Inc. 1,2                                     26,000          1,438,060
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                    629,550         17,608,514
--------------------------------------------------------------------------------
Integra LifeSciences
Holdings Corp. 1,2                                    50,200          2,480,884
--------------------------------------------------------------------------------
Kinetic Concepts,
Inc. 1,2                                             118,900          6,179,233
--------------------------------------------------------------------------------
Mentor Corp. 2                                        61,100          2,485,548
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc. 2                                   113,825          2,465,450
--------------------------------------------------------------------------------
Quidel Corp. 1,2                                      99,800          1,752,488
--------------------------------------------------------------------------------
Steris Corp.                                         442,600         13,543,560
--------------------------------------------------------------------------------
TomoTherapy, Inc. 1                                   62,480          1,369,562
--------------------------------------------------------------------------------
West Pharmaceutical
Services, Inc. 2                                     250,200         11,796,930
                                                               -----------------
                                                                    104,751,739


                   32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Air Methods Corp. 1,2                                 62,399   $      2,288,171
--------------------------------------------------------------------------------
Alliance
Imaging, Inc. 1                                      268,300          2,519,337
--------------------------------------------------------------------------------
American Dental
Partners, Inc. 1                                      41,900          1,088,143
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                192,500          9,522,975
--------------------------------------------------------------------------------
Apria Healthcare
Group, Inc. 1                                        608,700         17,512,299
--------------------------------------------------------------------------------
Centene Corp. 1,2                                    207,500          4,444,650
--------------------------------------------------------------------------------
Chemed Corp. 2                                       332,800         22,061,312
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                      135,800          5,493,110
--------------------------------------------------------------------------------
CorVel Corp. 1                                        59,150          1,546,181
--------------------------------------------------------------------------------
Coventry Health
Care, Inc. 1                                         151,400          8,728,210
--------------------------------------------------------------------------------
Cross Country
Healthcare, Inc. 1,2                                  56,600            944,088
--------------------------------------------------------------------------------
CryoLife, Inc. 1,2                                    96,300          1,252,863
--------------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1,2                               235,600          9,219,028
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                               60,028          4,107,116
--------------------------------------------------------------------------------
Hanger Orthopedic
Group, Inc. 1                                         24,000            259,200
--------------------------------------------------------------------------------
Health Net, Inc. 1                                   167,900          8,865,120
--------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                               165,800          4,904,364
--------------------------------------------------------------------------------
Healthspring, Inc. 1                                 633,000         12,064,980
--------------------------------------------------------------------------------
Humana, Inc. 1                                       150,200          9,148,682
--------------------------------------------------------------------------------
InVentiv
Health, Inc. 1,2                                      24,203            886,072
--------------------------------------------------------------------------------
Kindred
Healthcare, Inc. 1,2                                 510,900         15,694,848
--------------------------------------------------------------------------------
Laboratory Corp.
of America Holdings 1                                108,800          8,514,688
--------------------------------------------------------------------------------
Landauer, Inc. 2                                      39,500          1,945,375
--------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                   287,286         13,577,136
--------------------------------------------------------------------------------
LifePoint
Hospitals, Inc. 1                                     87,400          3,380,632
--------------------------------------------------------------------------------
Matria
Healthcare, Inc. 1,2                                  36,000          1,090,080

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
MedCath Corp. 1,2                                    124,800   $      3,968,640
--------------------------------------------------------------------------------
Molina
Healthcare, Inc. 1,2                                 320,300          9,775,556
--------------------------------------------------------------------------------
National
HealthCare Corp. 2                                     9,700            500,520
--------------------------------------------------------------------------------
Nighthawk Radiology
Holdings, Inc. 1,2                                    62,300          1,124,515
--------------------------------------------------------------------------------
Option Care, Inc. 2                                   17,500            269,500
--------------------------------------------------------------------------------
PSS World
Medical, Inc. 1,2                                    558,300         10,172,226
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                      26,200          1,089,396
--------------------------------------------------------------------------------
Skilled Healthcare
Group, Inc., Cl. A 1,2                               240,400          3,728,604
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1,2                                     288,200         11,525,118
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                         73,400          6,643,434
                                                               -----------------
                                                                    219,856,169

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.2%
HLTH Corp. 1                                         318,400          4,460,784
--------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                   154,000          3,200,120
--------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                              179,400          3,019,302
                                                               -----------------
                                                                     10,680,206

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
Bio-Rad Laboratories,
Inc., Cl. A 1,2                                       30,300          2,289,771
--------------------------------------------------------------------------------
Bruker BioSciences
Corp. 1                                              148,500          1,337,985
--------------------------------------------------------------------------------
Dionex Corp. 1,2                                     162,500         11,535,875
--------------------------------------------------------------------------------
eResearch
Technology, Inc. 1,2                                  17,900            170,229
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                   104,900          7,736,375
--------------------------------------------------------------------------------
Parexel
International Corp. 1,2                              133,100          5,598,186
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                    249,000          6,488,940
--------------------------------------------------------------------------------
Pharmanet
Development
Group, Inc. 1,2                                      101,100          3,223,068
--------------------------------------------------------------------------------
Varian, Inc. 1                                       344,200         18,872,486


                   33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES Continued
Ventana Medical
Systems, Inc. 1,2                                    187,800   $     14,511,306
                                                               -----------------
                                                                     71,764,221

--------------------------------------------------------------------------------
PHARMACEUTICALS--1.8%
Alpharma, Inc., Cl. A 2                              486,300         12,648,663
--------------------------------------------------------------------------------
BioMimetic
Therapeutics, Inc. 1                                 103,900          1,623,957
--------------------------------------------------------------------------------
Bradley
Pharmaceuticals,
Inc. 1,2                                             109,500          2,377,245
--------------------------------------------------------------------------------
Cypress
Bioscience, Inc. 1,2                                 133,500          1,770,210
--------------------------------------------------------------------------------
Impax
Laboratories, Inc. 1                                  16,900            202,800
--------------------------------------------------------------------------------
K-V Pharmaceutical
Co., Cl. A 1,2                                       388,700         10,588,188
--------------------------------------------------------------------------------
King
Pharmaceuticals, Inc. 1                              366,800          7,504,728
--------------------------------------------------------------------------------
Medicines Co. (The) 1                                224,500          3,955,690
--------------------------------------------------------------------------------
MGI Pharma, Inc. 1,2                                 368,300          8,238,871
--------------------------------------------------------------------------------
Noven
Pharmaceuticals, Inc. 1,2                             96,800          2,269,960
--------------------------------------------------------------------------------
Par Pharmaceutical
Cos., Inc. 1,2                                       466,400         13,166,472
--------------------------------------------------------------------------------
Perrigo Co.                                          896,200         17,547,596
--------------------------------------------------------------------------------
Pozen, Inc. 1,2                                      122,400          2,211,768
--------------------------------------------------------------------------------
Salix
Pharmaceuticals Ltd. 1,2                              42,500            522,750
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                              639,800         15,073,688
--------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                 406,700          5,612,460
--------------------------------------------------------------------------------
Vivus, Inc. 1,2                                       13,800             72,174
                                                               -----------------
                                                                    105,387,220

--------------------------------------------------------------------------------
INDUSTRIALS--17.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Aeroviroment, Inc. 1,2                                33,400            688,374
--------------------------------------------------------------------------------
Alliant
Techsystems, Inc. 1,2                                 57,000          5,651,550
--------------------------------------------------------------------------------
Armor
Holdings, Inc. 1                                      92,800          8,061,536

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Astronics
Corp., Cl. B 1                                         7,900   $        253,590
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                 105,300          4,348,890
--------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                   259,950         19,225,902
--------------------------------------------------------------------------------
Cubic Corp. 2                                          9,600            289,728
--------------------------------------------------------------------------------
Curtiss-Wright Corp. 2                               307,300         14,323,253
--------------------------------------------------------------------------------
DRS Technologies,
Inc.                                                  21,000          1,202,670
--------------------------------------------------------------------------------
Ducommun, Inc. 1                                      20,800            535,184
--------------------------------------------------------------------------------
DynCorp
International, Inc.,
Cl. A 1,2                                            234,700          5,161,053
--------------------------------------------------------------------------------
EDO Corp. 2                                           58,900          1,936,043
--------------------------------------------------------------------------------
Innovative Solutions
& Support, Inc. 1,2                                   79,600          1,848,312
--------------------------------------------------------------------------------
Orbital Sciences
Corp. 1,2                                            837,000         17,585,370
--------------------------------------------------------------------------------
United Industrial
Corp. 2                                               31,500          1,889,370
                                                               -----------------
                                                                     83,000,825

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
ABX Air, Inc. 1                                      198,500          1,599,910
--------------------------------------------------------------------------------
Atlas Air Worldwide
Holdings, Inc. 1,2                                    33,700          1,986,278
--------------------------------------------------------------------------------
EGL, Inc. 1                                          137,400          6,386,352
--------------------------------------------------------------------------------
Hub Group, Inc.,
Cl. A 1,2                                            520,490         18,300,428
--------------------------------------------------------------------------------
Pacer
International, Inc. 2                                 77,000          1,811,040
                                                               -----------------
                                                                     30,084,008

--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                        285,100          7,512,385
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1,2                             35,600          1,205,772
--------------------------------------------------------------------------------
Pinnacle Airlines
Corp. 1,2                                             87,100          1,633,125
--------------------------------------------------------------------------------
Republic Airways
Holdings, Inc. 1,2                                   195,800          3,984,530
--------------------------------------------------------------------------------
SkyWest, Inc.                                        222,200          5,295,026
                                                               -----------------
                                                                     19,630,838


                   34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American
Woodmark Corp. 2                                      62,200   $      2,152,120
--------------------------------------------------------------------------------
Apogee
Enterprises, Inc. 2                                  101,900          2,834,858
--------------------------------------------------------------------------------
Builders
FirstSource, Inc. 1,2                                 27,300            438,438
--------------------------------------------------------------------------------
Lennox
International, Inc.                                   72,700          2,488,521
--------------------------------------------------------------------------------
Universal Forest
Products, Inc. 2                                     140,800          5,950,208
                                                               -----------------
                                                                     13,864,145

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.3%
ABM Industries, Inc.                                 598,300         15,442,123
--------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                568,900         13,113,145
--------------------------------------------------------------------------------
Administaff, Inc. 2                                  346,700         11,610,983
--------------------------------------------------------------------------------
Angelica Corp. 2                                       5,600            118,048
--------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                  120,800          2,356,808
--------------------------------------------------------------------------------
CDI Corp. 2                                           91,900          2,959,180
--------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                     347,300          8,053,887
--------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                               52,400          2,589,608
--------------------------------------------------------------------------------
Comfort Systems
USA, Inc. 2                                          164,000          2,325,520
--------------------------------------------------------------------------------
COMSYS IT
Partners, Inc. 1,2                                   169,500          3,866,295
--------------------------------------------------------------------------------
Consolidated
Graphics, Inc. 1                                     207,500         14,375,600
--------------------------------------------------------------------------------
Cornell
Corrections, Inc. 1,2                                 24,500            601,720
--------------------------------------------------------------------------------
Deluxe Corp.                                         549,200         22,303,012
--------------------------------------------------------------------------------
Diamond
Management &
Technology
Consultants, Inc.                                    147,600          1,948,320
--------------------------------------------------------------------------------
Donnelley (R.R.) &
Sons Co.                                             233,000         10,137,830
--------------------------------------------------------------------------------
Dun & Bradstreet
Corp.                                                  4,100            422,218
--------------------------------------------------------------------------------
Ennis, Inc. 2                                         98,100          2,307,312
--------------------------------------------------------------------------------
Exponent, Inc. 1,2                                   106,100          2,373,457
--------------------------------------------------------------------------------
First Consulting
Group, Inc. 1                                         38,900            369,550

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
FTI Consulting, Inc. 1,2                             106,800   $      4,061,604
--------------------------------------------------------------------------------
Geo Group, Inc.
(The) 1,2                                             76,300          2,220,330
--------------------------------------------------------------------------------
Healthcare Services
Group, Inc. 2                                         18,475            545,013
--------------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1,2                              278,298         14,259,990
--------------------------------------------------------------------------------
HNI Corp.                                             66,400          2,722,400
--------------------------------------------------------------------------------
Hudson Highland
Group, Inc. 1                                        114,400          2,447,016
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1,2                                 152,100          6,996,600
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                    1,288,100         20,107,241
--------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                             410,200          7,736,372
--------------------------------------------------------------------------------
Kelly Services, Inc.,
Cl. A                                                 75,700          2,078,722
--------------------------------------------------------------------------------
Kforce, Inc. 1,2                                      38,100            608,838
--------------------------------------------------------------------------------
Knoll, Inc.                                          641,300         14,365,120
--------------------------------------------------------------------------------
Korn-Ferry
International 1                                      689,100         18,095,766
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                  773,200         17,868,652
--------------------------------------------------------------------------------
Manpower, Inc.                                       113,700         10,487,688
--------------------------------------------------------------------------------
McGrath Rentcorp 2                                    20,200            680,538
--------------------------------------------------------------------------------
Miller (Herman), Inc.                                189,700          5,994,520
--------------------------------------------------------------------------------
Mine Safety
Appliances Co. 2                                       1,700             74,392
--------------------------------------------------------------------------------
PHH Corp. 1                                          351,900         10,982,799
--------------------------------------------------------------------------------
Pike Electric Corp. 1,2                              101,400          2,269,332
--------------------------------------------------------------------------------
Republic
Services, Inc.                                       279,900          8,576,136
--------------------------------------------------------------------------------
Resources
Connection, Inc. 1,2                                  62,100          2,060,478
--------------------------------------------------------------------------------
Rollins, Inc. 2                                      237,900          5,416,983
--------------------------------------------------------------------------------
RSC Holdings, Inc. 1,2                               353,300          7,066,000
--------------------------------------------------------------------------------
Spherion Corp. 1,2                                   295,600          2,775,684
--------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               291,000          5,383,500
--------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                  86,800          1,955,604
--------------------------------------------------------------------------------
Team, Inc. 1,2                                        49,800          2,239,506
--------------------------------------------------------------------------------
TeleTech
Holdings, Inc. 1                                     195,000          6,333,600


                   35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Tetra Tech, Inc. 1,2                                 726,767   $     15,661,829
--------------------------------------------------------------------------------
United
Stationers, Inc. 1                                   266,200         17,739,568
--------------------------------------------------------------------------------
Viad Corp. 2                                         381,600         16,092,072
--------------------------------------------------------------------------------
Volt Information
Sciences, Inc. 1,2                                   188,350          3,473,174
--------------------------------------------------------------------------------
Waste Connections,
Inc. 1                                               156,900          4,744,656
--------------------------------------------------------------------------------
Waste Industries
USA, Inc. 2                                           31,800          1,085,652
--------------------------------------------------------------------------------
Watson Wyatt &
Co. Holdings                                         421,200         21,262,176
                                                               -----------------
                                                                    383,744,167

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Aecom Technology
Corp. 1                                              209,000          5,185,290
--------------------------------------------------------------------------------
Chicago Bridge &
Iron Co. NV                                          161,500          6,095,010
--------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                  329,600         24,027,840
--------------------------------------------------------------------------------
Granite
Construction, Inc.                                    83,100          5,333,358
--------------------------------------------------------------------------------
Infrasource
Services, Inc. 1                                     568,300         21,083,930
--------------------------------------------------------------------------------
Integrated Electrical
Services, Inc. 1                                      44,100          1,453,977
--------------------------------------------------------------------------------
Jacobs Engineering
Group, Inc. 1                                         24,500          1,408,995
--------------------------------------------------------------------------------
Perini Corp. 1                                       284,900         17,529,897
--------------------------------------------------------------------------------
Washington Group
International, Inc. 1,2                               32,200          2,576,322
                                                               -----------------
                                                                     84,694,619

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Acuity Brands, Inc.                                  185,000         11,151,800
--------------------------------------------------------------------------------
AZZ, Inc. 1,2                                         47,300          1,591,645
--------------------------------------------------------------------------------
Baldor Electric Co. 2                                 43,900          2,163,392
--------------------------------------------------------------------------------
Belden, Inc. 2                                       188,300         10,422,405
--------------------------------------------------------------------------------
EnerSys, Inc. 1,2                                    129,800          2,375,340
--------------------------------------------------------------------------------
Genlyte Group, Inc.
(The) 1                                               38,089          2,991,510

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
GrafTech
International Ltd. 1,2                             1,233,600   $     20,773,824
--------------------------------------------------------------------------------
II-VI, Inc. 1,2                                      198,900          5,404,113
--------------------------------------------------------------------------------
Lamson & Sessions
Co. (The) 1,2                                         59,900          1,591,543
--------------------------------------------------------------------------------
Powell
Industries, Inc. 1,2                                   7,900            250,904
--------------------------------------------------------------------------------
Thomas & Betts
Corp. 1                                              126,600          7,342,800
--------------------------------------------------------------------------------
Vicor Corp. 2                                         43,863            580,307
--------------------------------------------------------------------------------
Woodward
Governor Co. 2                                       360,901         19,369,557
                                                               -----------------
                                                                     86,009,140

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Raven
Industries, Inc. 2                                     8,000            285,680
--------------------------------------------------------------------------------
Sequa Corp., Cl. A 1,2                                53,200          5,958,400
--------------------------------------------------------------------------------
Standex
International Corp. 2                                 10,500            298,620
--------------------------------------------------------------------------------
Teleflex, Inc.                                        25,300          2,069,034
--------------------------------------------------------------------------------
Tredegar Corp. 2                                     241,500          5,143,950
                                                               -----------------
                                                                     13,755,684

--------------------------------------------------------------------------------
MACHINERY--3.5%
Accuride Corp. 1                                     175,800          2,709,078
--------------------------------------------------------------------------------
AGCO Corp. 1                                          56,000          2,430,960
--------------------------------------------------------------------------------
American Railcar
Industries, Inc. 2                                    46,900          1,829,100
--------------------------------------------------------------------------------
Ampco-Pittsburgh
Corp. 2                                               64,800          2,597,832
--------------------------------------------------------------------------------
Astec
Industries, Inc. 1,2                                 100,900          4,259,998
--------------------------------------------------------------------------------
Blount
International, Inc. 1,2                                9,200            120,336
--------------------------------------------------------------------------------
Cascade Corp. 2                                       52,800          4,141,632
--------------------------------------------------------------------------------
CIRCOR
International, Inc. 2                                 46,200          1,867,866
--------------------------------------------------------------------------------
Clarcor, Inc. 2                                       38,500          1,441,055
--------------------------------------------------------------------------------
Columbus
McKinnon Corp. 1,2                                    43,600          1,403,920
--------------------------------------------------------------------------------
Cummins, Inc.                                        128,400         12,995,364


                   36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
EnPro
Industries, Inc. 1                                    40,600   $      1,737,274
--------------------------------------------------------------------------------
Freightcar
America, Inc. 2                                       37,900          1,813,136
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                               256,600         10,918,330
--------------------------------------------------------------------------------
Gorman-Rupp Co.
(The) 2                                                8,850            281,961
--------------------------------------------------------------------------------
Hardinge, Inc. 2                                      28,300            963,049
--------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                  33,100          1,654,338
--------------------------------------------------------------------------------
Kadant, Inc. 1,2                                      92,300          2,879,760
--------------------------------------------------------------------------------
Kaydon Corp. 2                                       294,900         15,370,188
--------------------------------------------------------------------------------
Lydall, Inc. 1                                         7,800            113,958
--------------------------------------------------------------------------------
Manitowoc
Co., Inc. (The)                                       74,600          5,996,348
--------------------------------------------------------------------------------
McCoy Corp. 3                                        315,600          1,629,477
--------------------------------------------------------------------------------
Middleby
Corp. (The) 1,2                                      233,200         13,950,024
--------------------------------------------------------------------------------
Miller
Industries, Inc. 1,2                                   8,200            205,820
--------------------------------------------------------------------------------
Mueller
Industries, Inc.                                     133,500          4,597,740
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A 2                                         79,000         12,283,710
--------------------------------------------------------------------------------
Navistar
International Corp. 1,2                               92,600          6,111,600
--------------------------------------------------------------------------------
Nordson Corp.                                        207,000         10,383,120
--------------------------------------------------------------------------------
Pall Corp.                                           202,800          9,326,772
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                77,000          3,176,250
--------------------------------------------------------------------------------
Robbins &
Myers, Inc.                                           70,040          3,721,225
--------------------------------------------------------------------------------
SPX Corp.                                            101,400          8,903,934
--------------------------------------------------------------------------------
Sun Hydraulics
Corp. 2                                               35,600          1,753,300
--------------------------------------------------------------------------------
Tecumseh Products
Co., Cl. A 1,2                                        24,400            383,324
--------------------------------------------------------------------------------
Tennant Co. 2                                         32,300          1,178,950
--------------------------------------------------------------------------------
Terex Corp. 1                                         56,100          4,560,930
--------------------------------------------------------------------------------
Titan International,
Inc. 2                                                93,900          2,968,179
--------------------------------------------------------------------------------
Toro Co. (The)                                       159,500          9,392,955

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Valmont
Industries, Inc. 2                                   256,300   $     18,648,388
--------------------------------------------------------------------------------
Wabash
National Corp. 2                                     162,000          2,370,060
--------------------------------------------------------------------------------
Wabtec Corp.                                         534,000         19,507,020
                                                               -----------------
                                                                    212,578,261

--------------------------------------------------------------------------------
MARINE--0.3%
Eagle Bulk
Shipping, Inc. 2                                      43,776            981,020
--------------------------------------------------------------------------------
Excel Maritime
Carriers Ltd.                                         62,200          1,566,196
--------------------------------------------------------------------------------
Genco Shipping &
Trading Ltd. 2                                        38,200          1,576,132
--------------------------------------------------------------------------------
Horizon Lines, Inc.,
Cl. A                                                418,300         13,703,508
                                                               -----------------
                                                                     17,826,856

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Avis Budget
Group, Inc. 1                                        248,800          7,073,384
--------------------------------------------------------------------------------
Con-way, Inc.                                        126,400          6,350,336
--------------------------------------------------------------------------------
Dollar Thrifty
Automotive
Group, Inc. 1                                         92,500          3,777,700
--------------------------------------------------------------------------------
Genesee &
Wyoming, Inc., Cl. A 1                                 8,400            250,656
--------------------------------------------------------------------------------
Kansas City
Southern, Inc. 1,2                                   188,100          7,061,274
--------------------------------------------------------------------------------
Laidlaw
International, Inc.                                  210,600          7,276,230
--------------------------------------------------------------------------------
Landstar System, Inc.                                120,100          5,794,825
--------------------------------------------------------------------------------
P.A.M.
Transportation
Services, Inc. 1,2                                       500              9,140
--------------------------------------------------------------------------------
Saia, Inc. 1                                          61,499          1,676,463
                                                               -----------------
                                                                     39,270,008

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial
Technologies, Inc. 2                                 546,200         16,112,900
--------------------------------------------------------------------------------
BlueLinx
Holdings, Inc. 2                                      77,900            817,171


                   37 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
Kaman Corp., Cl. A 2                                  64,400   $      2,008,636
--------------------------------------------------------------------------------
TAL International
Group, Inc. 2                                          5,100            151,521
--------------------------------------------------------------------------------
UAP Holding Corp. 2                                  595,033         17,934,295
--------------------------------------------------------------------------------
W.W. Grainger, Inc.                                  102,900          9,574,845
--------------------------------------------------------------------------------
Watsco, Inc.                                          11,200            609,280
                                                               -----------------
                                                                     47,208,648

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
CAI
International, Inc. 1                                206,400          2,720,352
--------------------------------------------------------------------------------
Macquarie
Infrastructure Co.
LLC 2                                                 20,500            850,340
                                                               -----------------
                                                                      3,570,692

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
3Com Corp. 1                                         357,600          1,476,888
--------------------------------------------------------------------------------
ADC
Telecommunications,
Inc. 1                                                59,900          1,097,967
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                       756,500         19,646,305
--------------------------------------------------------------------------------
Anaren
Microwave, Inc. 1,2                                  104,300          1,836,723
--------------------------------------------------------------------------------
Andrew Corp. 1                                       406,600          5,871,304
--------------------------------------------------------------------------------
Arris Group, Inc. 1,2                              1,286,800         22,634,812
--------------------------------------------------------------------------------
Avaya, Inc. 1                                        516,300          8,694,492
--------------------------------------------------------------------------------
BigBand
Networks, Inc. 1,2                                    21,900            287,109
--------------------------------------------------------------------------------
C-COR.net Corp. 1,2                                  179,800          2,527,988
--------------------------------------------------------------------------------
CommScope, Inc. 1                                    212,800         12,416,880
--------------------------------------------------------------------------------
Comtech
Group, Inc. 1                                         25,400            419,354
--------------------------------------------------------------------------------
Comtech
Telecommunications
Corp. 1,2                                            353,000         16,386,260
--------------------------------------------------------------------------------
Digi
International, Inc. 1,2                               19,809            291,985
--------------------------------------------------------------------------------
Ditech
Networks, Inc. 1,2                                   138,400          1,133,496

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Dycom
Industries, Inc. 1,2                                 520,100   $     15,592,598
--------------------------------------------------------------------------------
EMS
Technologies, Inc. 1,2                                86,100          1,899,366
--------------------------------------------------------------------------------
Extreme
Networks, Inc. 1,2                                   467,500          1,893,375
--------------------------------------------------------------------------------
Foundry
Networks, Inc. 1                                     433,650          7,224,609
--------------------------------------------------------------------------------
Infinera Corp. 1,2                                   174,600          4,351,032
--------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                      8,400            201,012
--------------------------------------------------------------------------------
InterDigital
Communications
Corp. 1,2                                            526,350         16,932,680
--------------------------------------------------------------------------------
Loral Space &
Communications
Ltd. 1,2                                              72,100          3,553,088
--------------------------------------------------------------------------------
Netgear, Inc. 1,2                                    387,756         14,056,155
--------------------------------------------------------------------------------
Network Equipment
Technologies, Inc. 1,2                               105,600          1,007,424
--------------------------------------------------------------------------------
Oplink
Communications,
Inc. 1                                                83,800          1,257,000
--------------------------------------------------------------------------------
Performance
Technologies, Inc. 1                                  35,000            158,200
--------------------------------------------------------------------------------
Plantronics, Inc. 2                                  177,500          4,654,050
--------------------------------------------------------------------------------
Polycom, Inc. 1                                       51,100          1,716,960
--------------------------------------------------------------------------------
Sonus
Networks, Inc. 1                                   1,280,000         10,905,600
--------------------------------------------------------------------------------
Starent
Networks Corp. 1                                     101,380          1,490,286
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                  567,797          3,185,341
--------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                     119,500          3,835,950
                                                               -----------------
                                                                    188,636,289

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
Avid
Technology, Inc. 1,2                                  51,900          1,834,665
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                      370,900          2,900,438
--------------------------------------------------------------------------------
Data Domain, Inc. 1                                   51,700          1,189,100
--------------------------------------------------------------------------------
Electronics for
Imaging, Inc. 1,2                                    468,600         13,223,892


                   38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Emulex Corp. 1                                       414,400   $      9,050,496
--------------------------------------------------------------------------------
Hutchinson
Technology, Inc. 1,2                                   1,800             33,858
--------------------------------------------------------------------------------
Hypercom Corp. 1,2                                   251,200          1,484,592
--------------------------------------------------------------------------------
Immersion Corp. 1,2                                    8,000            119,840
--------------------------------------------------------------------------------
Intevac, Inc. 1,2                                    102,500          2,179,150
--------------------------------------------------------------------------------
Novatel
Wireless, Inc. 1,2                                   151,000          3,929,020
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                       191,500          3,065,915
--------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                   42,300          1,987,254
--------------------------------------------------------------------------------
Western Digital
Corp. 1                                              258,900          5,009,715
                                                               -----------------
                                                                     46,007,935

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Acacia Research
Corp. 1,2                                            187,800          3,034,848
--------------------------------------------------------------------------------
Aeroflex, Inc. 1                                     170,800          2,420,236
--------------------------------------------------------------------------------
Agilysys, Inc. 2                                     131,900          2,967,750
--------------------------------------------------------------------------------
Arrow
Electronics, Inc. 1                                  171,100          6,575,373
--------------------------------------------------------------------------------
AuthenTec, Inc. 1                                    187,500          1,940,625
--------------------------------------------------------------------------------
Avnet, Inc. 1                                        204,200          8,094,488
--------------------------------------------------------------------------------
AVX Corp. 2                                          151,700          2,539,458
--------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                               37,400          1,383,052
--------------------------------------------------------------------------------
Checkpoint
Systems, Inc. 1                                      132,500          3,345,625
--------------------------------------------------------------------------------
Cognex Corp. 2                                       194,000          4,366,940
--------------------------------------------------------------------------------
CPI
International, Inc. 1,2                               43,000            852,690
--------------------------------------------------------------------------------
CTS Corp. 2                                          139,500          1,766,070
--------------------------------------------------------------------------------
Dolby Laboratories,
Inc., Cl. A 1                                         41,600          1,473,056
--------------------------------------------------------------------------------
Echelon Corp. 1,2                                     15,800            246,954
--------------------------------------------------------------------------------
Excel
Technology, Inc. 1                                    27,200            759,968
--------------------------------------------------------------------------------
FARO
Technologies, Inc. 1                                  64,300          2,048,598
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                63,900          2,955,375
--------------------------------------------------------------------------------
Insight
Enterprises, Inc. 1                                  251,200          5,669,584

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Littlefuse, Inc. 1,2                                 356,200   $     12,028,874
--------------------------------------------------------------------------------
LoJack Corp. 1,2                                      72,400          1,613,796
--------------------------------------------------------------------------------
Methode
Electronics, Inc.,
Cl. A                                                170,900          2,674,585
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                 75,200          7,182,352
--------------------------------------------------------------------------------
MTS Systems Corp. 2                                   70,100          3,131,367
--------------------------------------------------------------------------------
National
Instruments Corp.                                     80,700          2,628,399
--------------------------------------------------------------------------------
OYO Geospace
Corp. 1,2                                             19,100          1,417,029
--------------------------------------------------------------------------------
Park
Electrochemical
Corp. 2                                               97,700          2,753,186
--------------------------------------------------------------------------------
PC Connection, Inc. 1,2                               91,300          1,208,812
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1,2                               247,600         17,084,400
--------------------------------------------------------------------------------
Rogers Corp. 1,2                                       4,800            177,600
--------------------------------------------------------------------------------
Smart Modular
Technologies, Inc. 1                                  94,100          1,294,816
--------------------------------------------------------------------------------
SYNNEX Corp. 1,2                                      25,100            517,311
--------------------------------------------------------------------------------
Technitrol, Inc.                                     146,800          4,208,756
--------------------------------------------------------------------------------
Tektronix, Inc.                                       33,800          1,140,412
--------------------------------------------------------------------------------
Vishay
Intertechnology, Inc. 1                               94,900          1,501,318
--------------------------------------------------------------------------------
X-Rite, Inc.                                           5,300             78,281
--------------------------------------------------------------------------------
Zygo Corp. 1,2                                        57,000            814,530
                                                               -----------------
                                                                    113,896,514

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.9%
AsiaInfo
Holdings, Inc. 1,2                                   181,300          1,758,610
--------------------------------------------------------------------------------
Chordiant
Software, Inc. 1                                     166,200          2,602,692
--------------------------------------------------------------------------------
CMGI, Inc. 1,2                                     5,332,350         10,398,083
--------------------------------------------------------------------------------
comScore, Inc. 1                                      33,400            773,210
--------------------------------------------------------------------------------
DealerTrack
Holdings, Inc. 1                                     102,500          3,776,100
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                  157,300          1,175,031
--------------------------------------------------------------------------------
Greenfield
Online, Inc. 1                                        19,100            303,881


                   39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
iBasis, Inc. 1,2                                      11,000   $        110,550
--------------------------------------------------------------------------------
Imergent, Inc. 2                                      64,200          1,570,332
--------------------------------------------------------------------------------
Internet Capital
Group, Inc. 1,2                                       27,600            342,240
--------------------------------------------------------------------------------
Interwoven, Inc. 1,2                                 191,500          2,688,660
--------------------------------------------------------------------------------
j2 Global
Communications,
Inc. 1,2                                             495,768         17,302,303
--------------------------------------------------------------------------------
Limelight
Networks, Inc. 1,2                                   152,370          3,013,879
--------------------------------------------------------------------------------
Open Text Corp. 1,2                                  494,000         10,749,440
--------------------------------------------------------------------------------
S1 Corp. 1                                           327,200          2,614,328
--------------------------------------------------------------------------------
Savvis, Inc. 1,2                                      88,113          4,362,475
--------------------------------------------------------------------------------
SonicWALL, Inc. 1                                    233,600          2,006,624
--------------------------------------------------------------------------------
TechTarget, Inc. 1                                    51,540            662,289
--------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                139,100          1,513,408
--------------------------------------------------------------------------------
Travelzoo, Inc. 1,2                                   32,200            856,198
--------------------------------------------------------------------------------
United Online, Inc. 2                              1,075,950         17,742,416
--------------------------------------------------------------------------------
ValueClick, Inc. 1                                   288,898          8,510,935
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     293,700          9,319,101
--------------------------------------------------------------------------------
Vignette Corp. 1                                     147,500          2,826,100
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                   219,800          4,670,750
                                                               -----------------
                                                                    111,649,635

--------------------------------------------------------------------------------
IT SERVICES--2.6%
Acxiom Corp.                                         226,900          6,001,505
--------------------------------------------------------------------------------
Alliance Data
Systems Corp. 1                                       76,000          5,873,280
--------------------------------------------------------------------------------
Authorize.Net
Holdings, Inc. 1,2                                   195,700          3,501,073
--------------------------------------------------------------------------------
BISYS Group, Inc.
(The) 1                                            1,029,600         12,180,168
--------------------------------------------------------------------------------
Broadridge Financial
Solutions LLC                                        236,175          4,515,666
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      39,500          1,382,500
--------------------------------------------------------------------------------
CIBER, Inc. 1,2                                      280,900          2,297,762
--------------------------------------------------------------------------------
Computer Sciences
Corp. 1                                              179,400         10,611,510
--------------------------------------------------------------------------------
Convergys Corp. 1                                    271,800          6,588,432
--------------------------------------------------------------------------------
Covansys Corp. 1                                     401,200         13,612,716

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
CSG Systems
International, Inc. 1                                651,800   $     17,279,218
--------------------------------------------------------------------------------
eFunds Corp. 1,2                                      61,100          2,156,219
--------------------------------------------------------------------------------
EnerNOC, Inc. 1                                       17,400            663,462
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                       193,000         10,962,400
--------------------------------------------------------------------------------
Forrester
Research, Inc. 1,2                                    75,500          2,123,815
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                               158,500          3,897,515
--------------------------------------------------------------------------------
infoUSA, Inc. 2                                       15,268            156,039
--------------------------------------------------------------------------------
ManTech
International Corp. 1                                312,200          9,625,126
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                    764,300         10,218,691
--------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                    83,000          1,391,910
--------------------------------------------------------------------------------
Perot Systems
Corp., Cl. A 1                                       599,300         10,212,072
--------------------------------------------------------------------------------
PROS Holdings, Inc.                                  234,800          3,075,880
--------------------------------------------------------------------------------
Safeguard
Scientifics, Inc. 1,2                                339,700            954,557
--------------------------------------------------------------------------------
SAIC, Inc. 1,2                                       196,300          3,547,141
--------------------------------------------------------------------------------
Sapient Corp. 1,2                                    158,100          1,222,113
--------------------------------------------------------------------------------
Sykes
Enterprises, Inc. 1                                  157,600          2,992,824
--------------------------------------------------------------------------------
Syntel, Inc. 2                                       155,700          4,731,723
--------------------------------------------------------------------------------
TNS, Inc.                                              2,700             38,907
--------------------------------------------------------------------------------
Total System
Services, Inc. 2                                     160,400          4,733,404
--------------------------------------------------------------------------------
Wright Express
Corp. 1,2                                             67,200          2,302,944
                                                               -----------------
                                                                    158,850,572

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
Actel Corp. 1,2                                      116,500          1,620,515
--------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. 1                                   689,900         15,633,134
--------------------------------------------------------------------------------
AMIS Holdings, Inc. 1,2                              760,600          9,522,712
--------------------------------------------------------------------------------
Amkor
Technology, Inc. 1,2                                 824,550         12,986,663
--------------------------------------------------------------------------------
Asyst
Technologies, Inc. 1,2                               177,800          1,285,494


                   40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Atheros
Communications,
Inc. 1,2                                             541,300   $     16,693,692
--------------------------------------------------------------------------------
ATMI, Inc. 1,2                                       391,600         11,748,000
--------------------------------------------------------------------------------
Axcelis
Technologies, Inc. 1,2                               380,800          2,471,392
--------------------------------------------------------------------------------
Brooks
Automation, Inc. 1,2                                 809,700         14,696,055
--------------------------------------------------------------------------------
Cabot
Microelectronics
Corp. 1,2                                             33,700          1,196,013
--------------------------------------------------------------------------------
Cohu, Inc.                                             8,100            180,225
--------------------------------------------------------------------------------
Credence
Systems Corp. 1,2                                    177,700            639,720
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                      406,480         16,340,496
--------------------------------------------------------------------------------
Entegris, Inc. 1,2                                   788,190          9,363,697
--------------------------------------------------------------------------------
Exar Corp. 1,2                                       168,700          2,260,580
--------------------------------------------------------------------------------
Fairchild
Semiconductor
International, Inc.,
Cl. A 1                                              316,800          6,120,576
--------------------------------------------------------------------------------
FEI Co. 1,2                                          462,400         15,009,504
--------------------------------------------------------------------------------
Hittite Microwave
Corp. 1,2                                            136,800          5,845,464
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 60,300          1,897,038
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                      55,200          3,033,240
--------------------------------------------------------------------------------
Kulicke & Soffa
Industries, Inc. 1,2                                 321,900          3,370,293
--------------------------------------------------------------------------------
Lam Research Corp. 1                                 139,700          7,180,580
--------------------------------------------------------------------------------
LTX Corp. 1,2                                        176,000            978,560
--------------------------------------------------------------------------------
Mattson
Technology, Inc. 1,2                                  46,100            447,170
--------------------------------------------------------------------------------
Micrel, Inc.                                       1,324,800         16,851,456
--------------------------------------------------------------------------------
Microchip
Technology, Inc.                                      15,000            555,600
--------------------------------------------------------------------------------
MKS
Instruments, Inc. 1                                  617,400         17,101,980
--------------------------------------------------------------------------------
Monolithic Power
Systems, Inc. 1,2                                     23,000            401,350
--------------------------------------------------------------------------------
National
Semiconductor
Corp. 2                                              351,800          9,945,386

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
Netlogic
Microsystems, Inc. 1,2                                61,200   $      1,948,608
--------------------------------------------------------------------------------
Novellus
Systems, Inc. 1,2                                    223,000          6,326,510
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                              725,400          7,776,288
--------------------------------------------------------------------------------
Redcorp
Ventures Ltd. 1,3                                  4,502,900          1,965,594
--------------------------------------------------------------------------------
RF Micro
Devices, Inc. 1,2                                    415,400          2,592,096
--------------------------------------------------------------------------------
Rudolph
Technologies, Inc. 1                                   8,400            139,524
--------------------------------------------------------------------------------
Semtech Corp. 1,2                                    372,000          6,446,760
--------------------------------------------------------------------------------
Silicon Storage
Technology, Inc. 1,2                                 481,600          1,796,368
--------------------------------------------------------------------------------
SiRF Technology
Holdings, Inc. 1,2                                   104,100          2,159,034
--------------------------------------------------------------------------------
Supertex, Inc. 1,2                                    50,200          1,573,268
--------------------------------------------------------------------------------
Teradyne, Inc. 1                                     368,000          6,469,440
--------------------------------------------------------------------------------
Tessera
Technologies, Inc. 1,2                               336,700         13,653,185
--------------------------------------------------------------------------------
TriQuint
Semiconductor, Inc. 1                                251,200          1,271,072
--------------------------------------------------------------------------------
Varian
Semiconductor
Equipment
Associates, Inc. 1                                   215,750          8,642,945
--------------------------------------------------------------------------------
Verigy Ltd. 1                                        502,300         14,370,803
--------------------------------------------------------------------------------
Xilinx, Inc.                                         277,500          7,428,675
--------------------------------------------------------------------------------
Zoran Corp. 1                                        413,200          8,280,528
                                                               -----------------
                                                                    298,217,283

--------------------------------------------------------------------------------
SOFTWARE--3.6%
Actuate Corp. 1,2                                    436,200          2,961,798
--------------------------------------------------------------------------------
Advent
Software, Inc. 1,2                                    64,200          2,089,710
--------------------------------------------------------------------------------
Ansoft Corp. 1,2                                     134,746          3,973,660
--------------------------------------------------------------------------------
Aspen
Technology, Inc. 1,2                                 781,800         10,945,200
--------------------------------------------------------------------------------
Blackbaud, Inc.                                      392,724          8,671,346
--------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                  30,500          1,284,660


                   41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
BMC Software, Inc. 1                                 278,300   $      8,432,490
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                      402,000          8,827,920
--------------------------------------------------------------------------------
Cognos, Inc. 1                                       117,800          4,673,126
--------------------------------------------------------------------------------
Compuware Corp. 1                                    707,100          8,386,206
--------------------------------------------------------------------------------
Comverge, Inc. 1                                       9,320            289,013
--------------------------------------------------------------------------------
Epicor
Software Corp. 1,2                                   350,100          5,205,987
--------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                               188,550          3,046,968
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                   185,700          7,450,284
--------------------------------------------------------------------------------
FalconStor
Software, Inc. 1,2                                   209,800          2,213,390
--------------------------------------------------------------------------------
Henry (Jack) &
Associates, Inc.                                     379,200          9,764,400
--------------------------------------------------------------------------------
i2 Technoloogies,
Inc. 1,2                                              63,900          1,191,096
--------------------------------------------------------------------------------
Interactive
Intelligence, Inc. 1                                  10,500            216,300
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1                                   194,500          2,730,780
--------------------------------------------------------------------------------
Manhattan
Associates, Inc. 1,2                                 233,000          6,503,030
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       253,100          8,909,120
--------------------------------------------------------------------------------
Mentor Graphics
Corp. 1,2                                          1,001,700         13,192,389
--------------------------------------------------------------------------------
MICROS
Systems, Inc. 1,2                                    120,700          6,566,080
--------------------------------------------------------------------------------
MicroStrategy, Inc.,
Cl. A 1,2                                            137,000         12,945,130
--------------------------------------------------------------------------------
OPNET
Technologies, Inc. 1                                   7,000             80,570
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                   585,550         12,653,736
--------------------------------------------------------------------------------
Quality Systems, Inc. 2                              136,800          5,194,296
--------------------------------------------------------------------------------
Quest Software, Inc. 1                               438,300          7,096,077
--------------------------------------------------------------------------------
Radiant
Systems, Inc. 1,2                                     52,300            692,452
--------------------------------------------------------------------------------
Secure Computing
Corp. 1,2                                            223,900          1,699,401
--------------------------------------------------------------------------------
SPSS, Inc. 1,2                                       160,200          7,071,228
--------------------------------------------------------------------------------
Sybase, Inc. 1                                       257,300          6,146,897

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Synopsys, Inc. 1                                     276,400   $      7,305,252
--------------------------------------------------------------------------------
The9 Ltd., ADR 1                                     176,700          8,174,142
--------------------------------------------------------------------------------
TIBCO
Software, Inc. 1                                   2,091,400         18,927,170
--------------------------------------------------------------------------------
Tyler
Technologies, Inc. 1,2                               136,200          1,690,242
--------------------------------------------------------------------------------
Wind River
Systems, Inc. 1,2                                    215,600          2,371,600
                                                               -----------------
                                                                    219,573,146

--------------------------------------------------------------------------------
MATERIALS--7.2%
--------------------------------------------------------------------------------
CHEMICALS--3.5%
Albemarle Corp.                                      159,500          6,145,535
--------------------------------------------------------------------------------
Cabot Corp.                                          139,400          6,646,592
--------------------------------------------------------------------------------
Calgon Carbon
Corp. 1,2                                            218,200          2,531,120
--------------------------------------------------------------------------------
Celanese Corp.,
Series A                                             171,000          6,631,380
--------------------------------------------------------------------------------
CF Industries
Holdings, Inc.                                       251,500         15,062,335
--------------------------------------------------------------------------------
Ferro Corp.                                          419,900         10,468,107
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                    279,800          8,363,222
--------------------------------------------------------------------------------
Hercules, Inc. 1                                     734,100         14,425,065
--------------------------------------------------------------------------------
Innophos
Holdings, Inc. 2                                     109,400          1,564,420
--------------------------------------------------------------------------------
Innospec, Inc. 2                                      39,500          2,338,795
--------------------------------------------------------------------------------
International Flavors
& Fragrances, Inc.                                    49,100          2,560,074
--------------------------------------------------------------------------------
Koppers
Holdings, Inc. 2                                      96,400          3,246,752
--------------------------------------------------------------------------------
Landec Corp. 1,2                                     102,100          1,368,140
--------------------------------------------------------------------------------
LSB Industries, Inc. 1,2                              42,400            906,512
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                 130,400          8,417,320
--------------------------------------------------------------------------------
Lyondell
Chemical Co.                                         240,300          8,919,936
--------------------------------------------------------------------------------
Minerals
Technologies, Inc.                                    66,200          4,432,090
--------------------------------------------------------------------------------
Nalco Holding Co.                                    264,200          7,252,290
--------------------------------------------------------------------------------
NewMarket Corp.                                       48,900          2,365,293
--------------------------------------------------------------------------------
Olin Corp.                                           227,700          4,781,700
--------------------------------------------------------------------------------
OM Group, Inc. 1                                      42,100          2,227,932


                   42 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Pioneer Cos., Inc. 1                                  75,600   $      2,598,372
--------------------------------------------------------------------------------
PolyOne Corp. 1,2                                    345,400          2,483,426
--------------------------------------------------------------------------------
Rockwood
Holdings, Inc. 1                                     302,900         11,070,995
--------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                 25,800            627,714
--------------------------------------------------------------------------------
Sensient
Technologies Corp. 2                                 661,500         16,795,485
--------------------------------------------------------------------------------
Spartech Corp.                                       506,500         13,447,575
--------------------------------------------------------------------------------
Stepan Co. 2                                          26,400            799,392
--------------------------------------------------------------------------------
Terra
Industries, Inc. 1,2                                 533,654         13,565,485
--------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                171,500          2,466,170
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                   23,200            325,960
--------------------------------------------------------------------------------
Valhi, Inc. 2                                         98,800          1,610,440
--------------------------------------------------------------------------------
Valspar Corp. (The)                                  186,400          5,295,624
--------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                 684,700         16,768,303
                                                               -----------------
                                                                    208,509,551

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AEP Industries, Inc. 1,2                              36,900          1,660,869
--------------------------------------------------------------------------------
AptarGroup, Inc.                                     175,000          6,223,000
--------------------------------------------------------------------------------
Crown
Holdings, Inc. 1                                     101,500          2,534,455
--------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                  18,100          1,078,941
--------------------------------------------------------------------------------
Myers
Industries, Inc. 2                                   140,100          3,097,611
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                15,000            525,000
--------------------------------------------------------------------------------
Packaging Corp. of
America                                              186,000          4,707,660
--------------------------------------------------------------------------------
Pactiv Corp. 1                                       231,900          7,395,291
--------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                 489,200         15,517,424
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                124,300          6,871,304
--------------------------------------------------------------------------------
Sonoco Products Co.                                  167,300          7,162,113
                                                               -----------------
                                                                     56,773,668

--------------------------------------------------------------------------------
METALS & MINING--2.5%
A. M. Castle & Co. 2                                  33,200          1,192,212
--------------------------------------------------------------------------------
AK Steel Holding
Corp. 1,2                                            115,300          4,308,761
--------------------------------------------------------------------------------
Amerigo
Resources Ltd.                                       779,600          2,034,535

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Brush Engineered
Materials, Inc. 1,2                                  123,250   $      5,175,268
--------------------------------------------------------------------------------
Century
Aluminum Co. 1,2                                     335,900         18,350,217
--------------------------------------------------------------------------------
Chaparral Steel Co. 2                                126,430          9,086,524
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                             149,500         11,611,665
--------------------------------------------------------------------------------
Compass Minerals
International, Inc. 2                                390,700         13,541,662
--------------------------------------------------------------------------------
Farallon
Resources Ltd. 1                                   1,067,800            771,843
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                 7,613            231,695
--------------------------------------------------------------------------------
Haynes
International, Inc.                                    8,300            700,769
--------------------------------------------------------------------------------
Hecla Mining Co. 1,2                               1,593,500         13,608,490
--------------------------------------------------------------------------------
Inmet Mining Corp.                                     9,700            750,322
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                 23,700            648,538
--------------------------------------------------------------------------------
Metal
Management, Inc.                                     367,500         16,195,725
--------------------------------------------------------------------------------
Pearl Exploration &
Production Ltd. 1                                     41,442            197,241
--------------------------------------------------------------------------------
Quanex Corp.                                         303,573         14,784,005
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc. 2                                   331,400         15,887,316
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 188,300          7,891,653
--------------------------------------------------------------------------------
Universal Stainless &
Alloy Products, Inc. 1,2                              23,200            817,336
--------------------------------------------------------------------------------
Worthington
Industries, Inc. 2                                   657,500         14,234,875
                                                               -----------------
                                                                    152,020,652

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc. 2                                      334,400          8,343,280
--------------------------------------------------------------------------------
Buckeye
Technologies, Inc. 1                                 209,300          3,237,871
--------------------------------------------------------------------------------
Mercer
International, Inc. 1,2                              118,900          1,212,780
--------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                  76,000          3,135,760
--------------------------------------------------------------------------------
Schweitzer-Mauduit
International, Inc. 2                                 80,700          2,501,700
                                                               -----------------
                                                                     18,431,391


                   43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
Alaska
Communications
Systems Group, Inc. 2                                200,800   $      3,180,672
--------------------------------------------------------------------------------
Atlantic
Tele-Network, Inc.                                    30,300            867,792
--------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                    339,500         13,074,145
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     177,100          8,686,755
--------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                            3,367,000         19,461,260
--------------------------------------------------------------------------------
Citizens
Communications Co.                                   517,468          7,901,736
--------------------------------------------------------------------------------
Cogent
Communications
Group, Inc. 1,2                                      576,900         17,232,003
--------------------------------------------------------------------------------
Consolidated
Communications
Holdings, Inc. 2                                     118,500          2,678,100
--------------------------------------------------------------------------------
CT
Communications,
Inc. 2                                               105,000          3,203,550
--------------------------------------------------------------------------------
Embarq Corp.                                         173,600         11,001,032
--------------------------------------------------------------------------------
General
Communication,
Inc., Cl. A 1,2                                      175,500          2,248,155
--------------------------------------------------------------------------------
Golden
Telecom, Inc. 2                                       15,200            836,152
--------------------------------------------------------------------------------
Iowa
Telecommunications
Services, Inc. 2                                     138,300          3,143,559
--------------------------------------------------------------------------------
North Pittsburgh
Systems, Inc. 2                                       10,000            212,500
--------------------------------------------------------------------------------
NTELOS Holdings
Corp.                                                 57,000          1,575,480
--------------------------------------------------------------------------------
PAETEC Holding
Corp. 1,2                                            271,892          3,069,661
--------------------------------------------------------------------------------
Premiere Global
Services, Inc. 1,2                                   649,600          8,457,792
                                                               -----------------
                                                                    106,830,344

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Cellcom Israel Ltd. 2                                156,590          4,144,937

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson
Communications
Corp., Cl. A 1,2                                     305,500   $      3,394,105
--------------------------------------------------------------------------------
InPhonic, Inc. 1                                      26,000            121,160
--------------------------------------------------------------------------------
Rural Cellular
Corp., Cl. A 1                                        11,900            521,339
--------------------------------------------------------------------------------
Telephone & Data
Systems, Inc.                                        147,200          9,210,304
--------------------------------------------------------------------------------
USA Mobility, Inc. 2                                 127,200          3,403,872
                                                               -----------------
                                                                     20,795,717

--------------------------------------------------------------------------------
UTILITIES--3.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
ALLETE, Inc. 2                                       100,900          4,747,345
--------------------------------------------------------------------------------
Central Vermont
Public Service Corp.                                  25,500            960,840
--------------------------------------------------------------------------------
El Paso Electric Co. 1                               562,500         13,815,000
--------------------------------------------------------------------------------
IDACORP, Inc. 2                                      200,800          6,433,632
--------------------------------------------------------------------------------
Otter Tail Corp. 2                                   145,200          4,656,564
--------------------------------------------------------------------------------
Portland General
Electric Co.                                          75,000          2,058,000
--------------------------------------------------------------------------------
UIL Holdings Corp. 2                                  22,566            746,935
--------------------------------------------------------------------------------
UniSource
Energy Corp.                                         471,600         15,510,924
--------------------------------------------------------------------------------
Westar Energy, Inc.                                  177,700          4,314,556
                                                               -----------------
                                                                     53,243,796

--------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro
Developers, Inc. 1                                   406,000          2,359,202
--------------------------------------------------------------------------------
Mirant Corp. 1                                        56,300          2,401,195
--------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                 268,000         11,140,760
                                                               -----------------
                                                                     15,901,157

--------------------------------------------------------------------------------
GAS UTILITIES--1.4%
Atmos Energy Corp.                                   217,700          6,544,062
--------------------------------------------------------------------------------
Cascade Natural
Gas Corp. 2                                            9,700            256,177
--------------------------------------------------------------------------------
New Jersey
Resources Corp. 2                                    291,400         14,867,228
--------------------------------------------------------------------------------
Nicor, Inc. 2                                        172,900          7,420,868


                   44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES Continued
Northwest Natural
Gas Co. 2                                            225,200   $     10,401,988
--------------------------------------------------------------------------------
ONEOK, Inc.                                          175,000          8,821,750
--------------------------------------------------------------------------------
South Jersey
Industries, Inc. 2                                   163,200          5,774,016
--------------------------------------------------------------------------------
Southwest
Gas Corp. 2                                          345,900         11,694,879
--------------------------------------------------------------------------------
UGI Corp.                                            195,600          5,335,968
--------------------------------------------------------------------------------
WGL Holdings, Inc.                                   383,000         12,501,120
                                                               -----------------
                                                                     83,618,056

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.8%
Avista Corp. 2                                       543,500         11,712,425
--------------------------------------------------------------------------------
Black Hills Corp. 2                                  352,500         14,011,875
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc.                                         449,900          7,828,260
--------------------------------------------------------------------------------
CH Energy
Group, Inc. 2                                         20,200            908,394
--------------------------------------------------------------------------------
DTE Energy Co.                                        43,000          2,073,460
--------------------------------------------------------------------------------
Energy East Corp. 2                                   68,600          1,789,774
--------------------------------------------------------------------------------
NiSource, Inc.                                       341,900          7,080,749
--------------------------------------------------------------------------------
PNM Resources, Inc.                                   57,700          1,603,483
--------------------------------------------------------------------------------
Vectren Corp.                                         91,900          2,474,857
                                                               -----------------
                                                                     49,483,277
                                                               -----------------
Total Common Stocks
(Cost $5,076,231,924)                                             5,989,217,299

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Simon Property
Group, Inc., 6% Cv.,
Non-Vtg.
(Cost $93,170)                                         1,740            132,223

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Redcorp Ventures
Ltd. Wts., Exp. 7/5/09 1,4
(Cost $0)                                          2,251,500             76,935

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.0%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.28% 5,6
(Cost $59,435,689)                                59,435,689   $     59,435,689

--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $5,135,760,783)                                             6,048,862,146

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--24.4% 7
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.4%
Carrington
Mortgage Loan
Trust,
Series 2007-RFC1,
Cl. A1,
5.37%, 7/25/07                                 $  22,103,513         22,103,513
--------------------------------------------------------------------------------
Citigroup Mortgage
Loan Trust, Inc.,
Series 2006-HE1,
Cl. A1,
5.38%, 7/25/07                                       827,448            827,448
--------------------------------------------------------------------------------
Countrywide
Asset-Backed
Certificates,
Series 2005-17,
Cl. 4AV1,
5.43%, 7/25/07                                       276,088            276,088
--------------------------------------------------------------------------------
Credit-Based Asset
Servicing &
Securitization LLC,
5.36%, 7/25/07                                     6,166,678          6,166,678
--------------------------------------------------------------------------------
GE-WMC Mortgage
Securities LLC,
Series 2005-2,
Cl. A2A,
5.42%, 7/25/07                                       443,185            443,185


                   45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE Continued
GSAA Home Equity
Trust, Series 2005-15,
Cl. 2A1,
5.41%, 7/25/07                                 $   3,369,657   $      3,369,657
--------------------------------------------------------------------------------
Home Equity Asset
Trust, Series 2006-6,
Cl. 2A1,
5.38%, 7/25/07                                     5,382,373          5,382,373
--------------------------------------------------------------------------------
Morgan Stanley
ABS Capital I,
Series 2007-NC2,
Cl. A2A,
5.43%, 7/25/07                                    18,590,400         18,590,400
--------------------------------------------------------------------------------
Morgan Stanley
ABS Capital I,
Series 2007-NC4,
Cl. A2A,
5.40%, 7/25/07                                    22,829,321         22,829,321
--------------------------------------------------------------------------------
Option One
Mortgage Loan
Trust, Series 2007-2,
Cl. SA1,
5.41%, 7/25/07                                    12,952,759         12,952,759
--------------------------------------------------------------------------------
Specialty
Underwriting &
Residential Finance
Trust, Series 2006
BC1, Cl. A2A,
5.40%, 7/25/07                                     7,901,563          7,901,563
--------------------------------------------------------------------------------
Structured Asset
Investment Loan
Trust, Series 2005-11,
Cl. A4,
5.41%, 7/25/07                                     4,692,301          4,692,301
--------------------------------------------------------------------------------
Whitehawk CDO
Funding Corp.,
5.41%, 9/17/07                                    38,000,000         38,000,000
                                                               -----------------
                                                                    143,535,286

--------------------------------------------------------------------------------
BANK FLOATING RATE NOTES--0.7%
National City Bank
Cleveland,
5.36%, 7/2/07                                     11,999,418         11,999,418
--------------------------------------------------------------------------------
Wachovia Bank NA,
5.36%, 7/2/07                                     31,000,000         31,000,000
                                                               -----------------
                                                                     42,999,418

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL PAPER--0.8%
Anglo Irish Bank
Corp. plc,
5.36%, 7/13/07                                 $  48,681,764   $     48,681,764
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GUARANTEED INVESTMENT
CONTRACT--0.9%
Metropolitan Life
Insurance Co.,
5.37%, 7/2/07                                     20,000,000         20,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co.,
5.43%, 7/26/07                                    15,000,000         15,000,000
--------------------------------------------------------------------------------
Protective Life
Insurance Co.,
5.48%, 7/30/07                                    19,000,000         19,000,000
                                                               -----------------
                                                                     54,000,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.7%
Undivided interest of 1.19% in joint repurchase
agreement (Principal Amount/Value $500,000,000,
with a maturity value of $500,225,625) with
Barclays Capital, 5.415%, dated 6/29/07, to be
repurchased at $5,954,460 on 7/2/07,
collateralized by Private Label
CMOs, 0%, 5/27/35-2/25/48,
with a value of
$525,000,000                                       5,951,774          5,951,774
--------------------------------------------------------------------------------
Undivided interest of 1.35% in joint repurchase
agreement (Principal Amount/Value
$1,320,000,000, with a maturity value of
$1,320,596,750) with Nomura Securities,
5.425%, dated 6/29/07, to be repurchased at
$17,808,142 on 7/2/07, collateralized by
Private Label CMOs, 0%-6.75%, 10/25/21-1/25/47,
with a value of
$1,386,000,000                                    17,800,095         17,800,095
--------------------------------------------------------------------------------
Undivided interest of 13.33% in joint
repurchase agreement (Principal Amount/Value
$750,000,000, with a maturity value of
$750,338,438) with Barclays Capital, 5.415%,
dated 6/29/07, to be repurchased at
$100,045,125 on 7/2/07, collateralized by
Private Label CMOs, 0%, 11/12/16-2/25/48,
with a value of
$787,500,000                                     100,000,000        100,000,000


                   46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 16% in joint
repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity
value of $500,225,625) with Credit Suisse
First Boston LLC, 5.415%, dated 6/29/07,
to be repurchased at 80,036,100 on 7/2/07,
collateralized by Private Label CMOs,
0%-5.85%, 2/15/22-3/15/39, with a value of
$525,005,020                                   $  80,000,000   $     80,000,000
--------------------------------------------------------------------------------
Undivided interest of 3.33% in joint
repurchase agreement (Principal
Amount/Value $1,500,000,000, with a
maturity value of $1,500,676,875) with
Barclays Capital, 5.415%, dated 6/29/07,
to be repurchased at $50,022,563 on
7/2/07, collateralized by Private Label
CMOs, 0%-5.63%, 1/25/11-5/25/47, with a
value of $1,575,000,000                           50,000,000         50,000,000
--------------------------------------------------------------------------------
Undivided interest of 34.62% in joint
repurchase agreement (Principal
Amount/Value $260,000,000, with a maturity
value of $265,117,000) with BNP Paribas
Securities Corp., 5.40%, dated 6/29/07, to
be repurchased at $90,040,500 on 7/2/07,
collateralized by Private label CMOs,
0%-6%, 5/1/29-6/1/37, with a value of
$265,200,000                                      90,000,000         90,000,000
                                                               -----------------
                                                                    343,751,869

--------------------------------------------------------------------------------
MASTER FLOATING NOTE--1.6%
CDC Financial Products, Inc.,
5.43%, 7/2/07                                     34,000,000         34,000,000
--------------------------------------------------------------------------------
Citigroup Global
Markets, Inc., 5.45%,
7/2/07                                            40,000,000         40,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.56%, 7/2/07                                     25,000,000         25,000,000
                                                               -----------------
                                                                     99,000,000

--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--12.2%
AIG Match Funding
Corp., 5.36%, 7/2/07                              40,000,000         40,000,000
--------------------------------------------------------------------------------
American Express
Credit Corp.,
5.33%, 7/16/07                                     6,000,000          6,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
American General
Finance Corp.,
5.37%, 7/9/07                                  $  13,000,000   $     13,000,000
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
5.35%, 9/17/07                                    49,041,149         49,041,149
--------------------------------------------------------------------------------
American Honda
Finance Corp.,
5.37%, 9/10/07                                    13,511,293         13,511,293
--------------------------------------------------------------------------------
Bear Stearns,
5.37%, 7/2/07                                     19,000,000         19,000,000
--------------------------------------------------------------------------------
Beta Finance, Inc.,
5.37%, 7/2/07                                      4,999,457          4,999,457
--------------------------------------------------------------------------------
Beta Finance, Inc.,
5.39%, 7/2/07                                     24,984,298         24,984,298
--------------------------------------------------------------------------------
Caixa Catal,
5.39%, 9/7/07                                     15,000,000         15,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.37%, 7/2/07                                      9,000,000          9,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.37%, 7/2/07                                      7,000,000          7,000,000
--------------------------------------------------------------------------------
CC USA, Inc.,
5.38%, 7/2/07                                     13,997,883         13,997,883
--------------------------------------------------------------------------------
CC USA, Inc.,
5.38%, 7/2/07                                      6,998,944          6,998,944
--------------------------------------------------------------------------------
CC USA, Inc.,
5.39%, 7/2/07                                     25,484,014         25,484,014
--------------------------------------------------------------------------------
Dorada Finance, Inc.,
5.37%, 7/2/07                                      6,000,000          6,000,000
--------------------------------------------------------------------------------
Fifth Third Bancorp,
5.32%, 7/23/07                                     2,000,000          2,000,000
--------------------------------------------------------------------------------
Five Finance, Inc.,
5.38%, 7/2/07                                     18,998,563         18,998,563
--------------------------------------------------------------------------------
Five Finance, Inc.,
5.38%, 7/2/07                                      3,999,709          3,999,709
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
5.41%, 7/2/07                                     25,000,000         25,000,000
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
5.54%, 7/2/07                                      5,000,000          5,000,000
--------------------------------------------------------------------------------
HBOS Treasury
Services plc,
5.37%, 7/2/07                                      3,000,000          3,000,000


                   47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
HSBC Finance Corp.,
5.33%, 7/6/07                                  $   3,000,000   $      3,000,000
--------------------------------------------------------------------------------
Jackson National
Life Global Fund,
5.38%, 9/4/07                                     25,000,000         25,000,000
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.37%, 7/2/07                                     49,970,000         49,970,000
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.39%, 7/2/07                                      5,998,866          5,998,866
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.37%, 7/2/07                                      7,000,506          7,000,506
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.37%, 7/2/07                                     44,977,500         44,977,500
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.38%, 7/2/07                                      8,002,495          8,002,495
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.33%, 7/30/07                                     3,000,000          3,000,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 7/2/07                                     32,500,000         32,500,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 7/2/07                                     18,000,000         18,000,000
--------------------------------------------------------------------------------
MBIA Global
Funding LLC,
5.37%, 7/2/07                                      8,000,000          8,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
5.41%, 7/2/07                                     30,000,000         30,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
5.42%, 7/2/07                                     40,000,000         40,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding,
5.31%, 7/23/07                                    38,500,000         38,500,000
--------------------------------------------------------------------------------
Morgan Stanley,
5.44%, 7/2/07                                     22,000,000         22,000,000
--------------------------------------------------------------------------------
Nationwide
Global Fund I,
5.36%, 9/17/07                                    54,054,730         54,054,730
--------------------------------------------------------------------------------
PACCAR
Financial Corp.,
5.36%, 8/28/07                                     7,505,446          7,505,446

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE Continued
Pricoa Global
Funding I,
5.36%, 9/12/07                                 $  14,002,416   $     14,002,416
--------------------------------------------------------------------------------
Sigma Finance, Inc.,
5.37%, 7/2/07                                     10,000,000         10,000,000
--------------------------------------------------------------------------------
Tango Finance Corp.,
5.38%, 7/2/07                                      3,499,472          3,499,472
                                                               -----------------
                                                                    737,026,741

--------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.1%
Natexis Banques
Populaires NY,
5.37%, 7/2/07                                      2,000,000          2,000,000
--------------------------------------------------------------------------------
Natexis Banques
Populaires NY,
5.39%, 7/2/07                                      3,999,708          3,999,708
                                                               -----------------
                                                                      5,999,708
                                                               -----------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $1,474,994,786)                                      1,474,994,786

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $6,610,755,569)                                  124.3%     7,523,856,932
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                           (24.3)    (1,468,655,173)
                                               ---------------------------------
NET ASSETS                                             100.0%  $  6,055,201,759
                                               =================================


                   48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,026,519 or 0.07% of the Fund's net assets as of June 30, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2007 was $588,083, which represents 0.01% of the Fund's net assets, of which $511,148 is considered restricted. See Note 6 of accompanying Notes.

5. Rate shown is the 7-day yield as of June 30, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES           GROSS           GROSS          SHARES
                                                         JUNE 30, 2006       ADDITIONS      REDUCTIONS   JUNE 30, 2007
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                 --    1,081,024,860   1,021,589,171      59,435,689

                                                                                                 VALUE        DIVIDEND
                                                                                            SEE NOTE 1          INCOME
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,Cl. E                                        $  59,435,689   $   2,141,106

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   49 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $6,551,319,880)                                             $ 7,464,421,243
Affiliated companies (cost $59,435,689)                                                       59,435,689
                                                                                         ----------------
                                                                                           7,523,856,932
---------------------------------------------------------------------------------------------------------
Cash                                                                                           1,160,681
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              49,063,802
Shares of beneficial interest sold                                                            35,157,454
Interest and dividends                                                                         5,840,524
Other                                                                                             38,217
                                                                                         ----------------
Total assets                                                                               7,615,117,610

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                 1,474,994,786
---------------------------------------------------------------------------------------------------------
Payables and other liabilities
Investments purchased                                                                         72,553,984
Shares of beneficial interest redeemed                                                         7,709,535
Distribution and service plan fees                                                             3,149,822
Transfer and shareholder servicing agent fees                                                  1,014,958
Shareholder communications                                                                       391,999
Trustees' compensation                                                                            25,548
Other                                                                                             75,219
                                                                                         ----------------
Total liabilities                                                                          1,559,915,851

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 6,055,201,759
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       252,178
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 4,764,362,119
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             12,539,689
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               364,957,102
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
   denominated in foreign currencies                                                         913,090,671
                                                                                         ----------------
NET ASSETS                                                                               $ 6,055,201,759
                                                                                         ================


                   50 | OPPENHEIMER MAIN STREET SMALL CAP FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,766,573,389
and 155,308,697 shares of beneficial interest outstanding)                                        $ 24.25
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                            $ 25.73
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $473,768,291 and 21,031,398 shares
of beneficial interest outstanding)                                                               $ 22.53
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $710,808,070 and 31,426,852 shares
of beneficial interest outstanding)                                                               $ 22.62
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $300,359,808 and 12,671,047 shares
of beneficial interest outstanding)                                                               $ 23.70
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $803,692,201 and 31,740,446 shares of beneficial interest outstanding)                         $ 25.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   51 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $97,379)                       $  65,317,223
Affiliated companies                                                                           2,141,106
---------------------------------------------------------------------------------------------------------
Interest                                                                                       1,128,014
---------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                         5,012,362
---------------------------------------------------------------------------------------------------------
Other income                                                                                      62,282
                                                                                           --------------
Total investment income                                                                       73,660,987

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                               30,918,366
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        7,582,197
Class B                                                                                        4,786,014
Class C                                                                                        6,451,775
Class N                                                                                        1,224,617
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        7,471,056
Class B                                                                                        1,156,639
Class C                                                                                        1,307,744
Class N                                                                                          797,787
Class Y                                                                                          244,557
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          395,619
Class B                                                                                          144,379
Class C                                                                                          102,288
Class N                                                                                           12,320
Class Y                                                                                            1,553
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            76,658
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       39,926
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                            137,628
                                                                                           --------------
Total expenses                                                                                62,852,623
Less reduction to custodian expenses                                                              (1,095)
Less waivers and reimbursements of expenses                                                      (43,166)
                                                                                           --------------
Net expenses                                                                                  62,808,362

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         10,852,625


                   52 | OPPENHEIMER MAIN STREET SMALL CAP FUND

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                  471,937,677
Foreign currency transactions                                                                  3,708,470
                                                                                           --------------
Net realized gain                                                                            475,646,147
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                  304,110,821
Translation of assets and liabilities denominated in foreign currencies                       (3,039,191)
                                                                                           --------------
Net change in unrealized appreciation                                                        301,071,630

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $ 787,570,402
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   53 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                                                                  2007              2006
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               $   10,852,625    $   (9,502,679)
------------------------------------------------------------------------------------------------------------
Net realized gain                                                             475,646,147       426,572,465
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         301,071,630       119,956,390
                                                                           ---------------------------------
Net increase in net assets resulting from operations                          787,570,402       537,026,176

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      (198,184,565)     (123,396,354)
Class B                                                                       (34,084,425)      (35,378,149)
Class C                                                                       (45,157,710)      (36,694,343)
Class N                                                                       (16,187,088)      (10,529,852)
Class Y                                                                       (33,646,099)      (18,625,659)
                                                                           ---------------------------------
                                                                             (327,259,887)     (224,624,357)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                       891,622,920       849,583,069
Class B                                                                       (62,735,159)      (55,527,250)
Class C                                                                        59,556,302        81,658,704
Class N                                                                        85,583,224        48,842,294
Class Y                                                                       324,792,387       159,430,395
                                                                           ---------------------------------
                                                                            1,298,819,674     1,083,987,212

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                              1,759,130,189     1,396,389,031
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         4,296,071,570     2,899,682,539
                                                                           ---------------------------------
End of period (including accumulated net investment income (loss)
of $12,539,689 and ($343,710), respectively)                               $6,055,201,759    $4,296,071,570
                                                                           =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   54 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JUNE 30,                   2007          2006          2005          2004        2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    22.27    $    20.17    $    19.52    $    14.78    $  15.12
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .08 1        (.02) 1       (.04) 1       (.10)       (.08)
Net realized and unrealized gain (loss)           3.45          3.59          2.65          4.84        (.26)
                                            ------------------------------------------------------------------
Total from investment operations                  3.53          3.57          2.61          4.74        (.34)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Distributions from net realized gain             (1.55)        (1.47)        (1.96)           --          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    24.25    $    22.27    $    20.17    $    19.52    $  14.78
                                            ==================================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               16.48%        18.22%        13.82%        32.07%      (2.25)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $3,766,574    $2,584,254    $1,557,307    $1,177,389    $584,052
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $3,086,495    $2,040,757    $1,325,846    $  904,397    $490,057
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                      0.35%        (0.07)%       (0.20)%       (0.42)%     (0.59)%
Total expenses                                    1.12% 4       1.15%         1.19%         1.17%       1.39%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                             1.12%         1.15%         1.19%         1.17%       1.36%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            114%          102%          132%          127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   55 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JUNE 30,                       2007        2006        2005        2004         2003
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  20.94    $  19.19    $  18.79    $  14.35     $  14.79
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.10) 1     (.18) 1     (.18) 1     (.20)        (.14)
Net realized and unrealized gain (loss)               3.24        3.40        2.54        4.64         (.30)
                                                  -----------------------------------------------------------
Total from investment operations                      3.14        3.22        2.36        4.44         (.44)
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                 (1.55)      (1.47)      (1.96)         --           --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  22.53    $  20.94    $  19.19    $  18.79     $  14.35
                                                  ===========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   15.63%      17.29%      12.98%      30.94%       (2.98)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $473,768    $501,742    $510,183    $482,028     $330,174
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $479,042    $512,657    $490,050    $432,160     $268,057
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.46)%     (0.85)%     (0.98)%     (1.26)%      (1.34)%
Total expenses                                        1.89% 4     1.92%       1.97%       2.01%        2.21%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                 1.89%       1.92%       1.97%       2.01%        2.11%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                114%        102%        132%        127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   56 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS C     YEAR ENDED JUNE 30,                      2007         2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  21.01     $  19.24     $  18.82     $  14.36    $  14.79
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.08) 1      (.16) 1      (.17) 1      (.17)       (.13)
Net realized and unrealized gain (loss)              3.24         3.40         2.55         4.63        (.30)
                                                 -------------------------------------------------------------
Total from investment operations                     3.16         3.24         2.38         4.46        (.43)
--------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (1.55)       (1.47)       (1.96)          --          --
--------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  22.62     $  21.01     $  19.24     $  18.82    $  14.36
                                                 =============================================================

--------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  15.68%       17.35%       13.07%       31.06%      (2.91)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $710,808     $600,331     $473,099     $402,056    $238,717
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $645,637     $543,420     $433,888     $340,201    $186,380
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (0.39)%      (0.79)%      (0.91)%      (1.17)%     (1.30)%
Total expenses                                       1.84% 4      1.87%        1.90%        1.91%       2.07%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                1.84%        1.87%        1.90%        1.91%       2.07%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%         102%         132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.84%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   57 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JUNE 30,                        2007          2006          2005         2004        2003
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.87     $   19.90     $   19.33     $  14.69    $  15.05
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .01 1        (.09) 1       (.10) 1      (.14)       (.11)
Net realized and unrealized gain (loss)                3.37          3.53          2.63         4.78        (.25)
                                                  ----------------------------------------------------------------
Total from investment operations                       3.38          3.44          2.53         4.64        (.36)
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  (1.55)        (1.47)        (1.96)          --          --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   23.70     $   21.87     $   19.90     $  19.33    $  14.69
                                                  ================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    16.08%        17.79%        13.53%       31.59%      (2.39)%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 300,360     $ 192,089     $ 129,631     $ 84,678    $ 41,474
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 245,298     $ 162,869     $ 105,497     $ 65,107    $ 24,417
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.02%        (0.40)%       (0.50)%      (0.77)%     (0.83)%
Total expenses                                         1.45% 4       1.49%         1.54%        1.61%       1.64%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.45%         1.48%         1.50%        1.52%       1.60%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 114%          102%          132%         127%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     1.45%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   58 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS Y     YEAR ENDED JUNE 30,                      2007         2006       2005      2004     2003
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  23.09     $  20.76   $  19.94   $ 15.03   $15.27
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .20 1        .10 1      .08 1    (.03)    (.07)
Net realized and unrealized gain (loss)              3.58         3.70       2.70      4.94     (.17)
                                                 -----------------------------------------------------
Total from investment operations                     3.78         3.80       2.78      4.91     (.24)
------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (1.55)       (1.47)     (1.96)       --       --
------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $  25.32     $  23.09   $  20.76   $ 19.94   $15.03
                                                 =====================================================

------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  17.00%       18.83%     14.41%    32.67%   (1.57)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $803,692     $417,656   $229,463   $14,714   $7,637
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $570,576     $314,236   $ 84,470   $11,428   $3,460
------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                0.83%        0.42%      0.39%     0.06%    0.00%
Total expenses                                       0.66% 4      0.66%      0.69%     0.70%    0.79%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                0.66%        0.66%      0.69%     0.70%    0.79%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               114%         102%       132%      127%     117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended June 30, 2007     0.66%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   59 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


                   60 | OPPENHEIMER MAIN STREET SMALL CAP FUND valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                   61 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2         TAX PURPOSES
    -----------------------------------------------------------------------
    $89,746,569       $301,661,775                 $--         $899,204,667

1. During the fiscal year ended June 30, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended June 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for June 30, 2007. Net assets of the Fund were unaffected by the reclassifications.


                   62 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                       INCREASE TO        REDUCTION TO
                                       ACCUMULATED     ACCUMULATED NET
              INCREASE TO           NET INVESTMENT       REALIZED GAIN
              PAID-IN CAPITAL               INCOME    ON INVESTMENTS 3
              --------------------------------------------------------
              $42,624,602               $2,030,774         $44,655,376

3. $42,624,602, including $33,936,376 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended June 30, 2007 and June 30, 2006 was as follows:

                                           YEAR ENDED       YEAR ENDED
                                        JUNE 30, 2007    JUNE 30, 2006
              --------------------------------------------------------
              Distributions paid from:
              Ordinary income           $ 104,420,100     $ 39,998,944
              Long-term capital gain      222,839,787      184,625,413
                                        ------------------------------
              Total                     $ 327,259,887     $224,624,357
                                        ==============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities    $6,624,641,573
                                                ==============

              Gross unrealized appreciation     $1,002,065,573
              Gross unrealized depreciation       (102,860,906)
                                                --------------
              Net unrealized appreciation       $  899,204,667
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                   63 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   64 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2007          YEAR ENDED JUNE 30, 2006
                                    SHARES             AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                            60,720,498    $ 1,383,194,872     52,995,248    $ 1,162,183,582
Dividends and/or
distributions reinvested         8,159,374        181,872,344      5,536,169        115,207,421
Redeemed                       (29,599,467)      (673,444,296)   (19,694,701)      (427,807,934)
                               -----------------------------------------------------------------
Net increase                    39,280,405    $   891,622,920     38,836,716    $   849,583,069
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                             2,210,418    $    46,913,865      3,108,091    $    64,354,603
Dividends and/or
distributions reinvested         1,544,101         32,101,924      1,686,726         33,161,089
Redeemed                        (6,678,679)      (141,750,948)    (7,423,199)      (153,042,942)
                               -----------------------------------------------------------------
Net decrease                    (2,924,160)   $   (62,735,159)    (2,628,382)   $   (55,527,250)
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                             6,968,949    $   148,591,292      7,327,220    $   152,216,805
Dividends and/or
distributions reinvested         1,882,487         39,287,502      1,629,148         32,126,716
Redeemed                        (5,993,375)      (128,322,492)    (4,976,579)      (102,684,817)
                               -----------------------------------------------------------------
Net increase                     2,858,061    $    59,556,302      3,979,789    $    81,658,704
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             6,416,366    $   142,597,904      4,247,927    $    91,418,231
Dividends and/or
distributions reinvested           695,844         15,183,321        490,823         10,052,147
Redeemed                        (3,223,643)       (72,198,001)    (2,471,177)       (52,628,084)
                               -----------------------------------------------------------------
Net increase                     3,888,567    $    85,583,224      2,267,573    $    48,842,294
                               =================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                            15,743,029    $   375,520,314      8,542,508    $   193,792,968
Dividends and/or
distributions reinvested         1,425,840         33,093,751        864,309         18,599,939
Redeemed                        (3,518,471)       (83,821,678)    (2,367,710)       (52,962,512)
                               -----------------------------------------------------------------
Net increase                    13,650,398    $   324,792,387      7,039,107    $   159,430,395
                               =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended June 30, 2007, were as follows:

                                         PURCHASES                 SALES
      ------------------------------------------------------------------
      Investment securities         $6,654,115,896        $5,683,567,204


                   65 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    --------------------------------------
                    Up to $200 million               0.75%
                    Next $200 million                0.72
                    Next $200 million                0.69
                    Next $200 million                0.66
                    Next $4.2 billion                0.60
                    Over $5 billion                  0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended June 30, 2007, the Fund paid $10,785,394 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a


                   66 | OPPENHEIMER MAIN STREET SMALL CAP FUND class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $1,587,094, $8,144,898 and $2,859,515, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
June 30, 2007          $1,111,582         $16,834        $584,975         $62,155          $5,649

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended June 30, 2007, OFS waived $2,212 for Class N. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended June 30, 2007, the Manager waived $40,954 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                   67 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2007, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                       ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                      DATE        COST     JUNE 30, 2007   APPRECIATION
--------------------------------------------------------------------------------
Tusk Energy Corp.         11/15/04   $ 492,524         $ 511,148       $ 18,624

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $1,442,715,893, which are included in the Statement of Assets and Liabilities


                   68 | OPPENHEIMER MAIN STREET SMALL CAP FUND as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,474,994,786 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of June 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   69 | OPPENHEIMER MAIN STREET SMALL CAP FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET SMALL CAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund (the "Fund"), including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
August 8, 2007


                   70 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.0577 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 12, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended June 30, 2007 which are not designated as capital gain distributions should be multiplied by 33.61% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended June 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $33,851,501 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended June 30, 2007, $86,441,093 or 82.78% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   71 | OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   72 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek
Chairman of the Board of          Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since
Trustees (since 2003),            1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador
Trustee (since 1999)              Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director
Age: 70                           of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                  Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and
                                  Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former
                                  Chairman of: Transland Financial Services, Inc. (private mortgage banking company)
                                  (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company)
                                  (1991-2003) and International Family Entertainment (television channel) (1992-
                                  1997); U.S. Senator (January 1979-January 1991). Oversees 37 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1999)              President, Treasurer and Director of Centennial Capital Corporation (June 1989-
Age: 70                           April 1999); Chief Executive Officer and Director of MultiSource Services, Inc.
                                  (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds,
                                  Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc.
                                  (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June
Trustee (since 1999)              2000-May 2006); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
Age: 68                           1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                  Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1999)              Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                           Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                  Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                  Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                  ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                  Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1999)              Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 66                           companies of the Manager (until October 1994). Oversees 37 portfolios in the
                                  OppenheimerFunds complex.


                   73 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)              (since February 2000); Board Member of Middlebury College (educational organization)
Age: 60                           (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                  Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                  (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                  Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                  Company (February 1991-April 2000); Member of the investment committees of The
                                  Rockefeller Foundation (since 2001) and The University of Michigan (since 2000);
                                  Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                  Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                  Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Trustee (since 2002)              University (educational organization) (since August 2005); Chairman, Chief Executive
Age: 62                           Officer and Director of Steele Street State Bank (commercial banking) (since August
                                  2003); Director of Colorado UpLift (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former
                                  Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado
                                  National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                  2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                                  (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)              (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 65                           company) (since 1996); Trustee of Worchester Polytech Institute (since 1985);
                                  Chairman (since 1994) of the Investment Committee of the Worcester Polytech
                                  Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                                  (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice
                                  President of Peoples Heritage Financial Group, Inc. (commercial bank) (January
                                  1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                  FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                  MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND
                                  ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and            President of the Manager (September 2000-March 2007); President and a director or
Principal Executive Officer       trustee of other Oppenheimer funds; President and Director of Oppenheimer
(since 2001)                      Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 58                           Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                  2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent


                   74 | OPPENHEIMER MAIN STREET SMALL CAP FUND

JOHN V. MURPHY,                   subsidiaries of the Manager) (since July 2001); President and Director of
Continued                         OppenheimerFunds Legacy Program (charitable trust program established by the
                                  Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                  Asset Management Corporation, Trinity Investment Management Corporation and Tremont
                                  Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                  November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                  Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                  Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                  Corporation (holding company parent of Babson Capital Management LLC) (since June
                                  1995); Member of the Investment Company Institute's Board of Governors (since
                                  October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001);
                                  President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                  (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                  Insurance Company (September 1999-August 2000); President, Chief Executive Officer
                                  and Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                  Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the
                                  OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                          MONOYIOS, ZAVANELLI, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER,
                                  225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                  PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                  3924. EACH OFFICER SERVES FOR AN INDEFINITE OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,             Senior Vice President of the Manager (since October 2003); a Certified Financial
Vice President and Portfolio      Analyst. Formerly Vice President of the Manager (April 1998-September 2003). An
Manager (since 2003)              officer of 6 portfolios in the OppenheimerFunds complex.
Age: 58

MARK ZAVANELLI,                   Vice President of the Manager (since November 2000); a Chartered Financial Analyst.
Vice President and Portfolio      Prior to joining the Manager in May 1998 he was President of Waterside Capital
Manager (since 1999)              Management, a registered investment advisor (August 1995-April 1998). An officer of
Age: 36                           3 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds
Vice President and Chief          Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since
Compliance Officer                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                      Management Corporation and Shareholder Services, Inc. (June 1983-February 2004).
Age: 56                           Former Vice President and Director of Internal Audit of the Manager (1997-February
                                  2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc.
Officer (since 1999)              and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 47                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since May
                                  2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                                  Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program


                   75 | OPPENHEIMER MAIN STREET SMALL CAP FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  established by the Manager) (since June 2003); Treasurer and Chief Financial Officer
Continued                         of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                  Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                  Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                  (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer               Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
(since 2004)                      Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 36                           OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                      of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 37                           Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary      of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                      2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 59                           2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                  Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                  November 2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                  2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                  Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                  102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                           (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                  Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                           Management Corporation (since October 2003); Vice President


                   76 | OPPENHEIMER MAIN STREET SMALL CAP FUND

KATHLEEN T. IVES,                 and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
Continued                         Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                  Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                  2003). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2000-September 2004), Director (2000-September 2004)
(since 2004)                      and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of
Age: 43                           102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                   77 | OPPENHEIMER MAIN STREET SMALL CAP FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $30,600 in fiscal 2007 and $25,000 in fiscal 2006.

(b)  Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)  Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)  All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for fiscal 2007 and $8,583 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $12,000 for fiscal 2007 and no such fees for fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees include compliance reviews and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

     The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

     Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

     (2) 100%

(f)  Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $12,000 in fiscal 2007 and $8,583 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

     No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1)  Exhibit attached hereto.

     (2)  Exhibits attached hereto.

     (3)  Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/08/2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/08/2007